Putnam VT Income Fund
The fund's portfolio
9/30/22 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (69.2%)(a)
	Principal amount	Value
U.S. Government Guaranteed Mortgage Obligations (11.2%)
Government National Mortgage Association Pass-Through Certificates
5.00%, with due dates from 5/20/48 to 3/20/50	$366,052	$363,803
4.70%, with due dates from 5/20/67 to 8/20/67	154,746	152,587
4.639%, 6/20/67	49,750	49,234
4.524%, 3/20/67	65,237	64,350
4.50%, TBA, 10/1/52	4,000,000	3,823,774
4.50%, 5/20/48	117,587	114,196
4.00%, TBA, 10/1/52	2,000,000	1,865,765
4.00%, with due dates from 2/20/48 to 5/20/48	727,878	685,358
3.50%, TBA, 10/1/52	6,000,000	5,450,990
3.50%, with due dates from 11/15/47 to 11/20/49	1,863,837	1,710,954
3.00%, TBA, 10/1/52	4,000,000	3,530,898

		17,811,909
U.S. Government Agency Mortgage Obligations (58.0%)
Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.50%, with due dates from 7/1/44 to 3/1/45	337,322	329,009
4.00%, 9/1/45	393,736	373,159
3.50%, with due dates from 8/1/43 to 2/1/47	1,393,195	1,287,538
3.00%, with due dates from 3/1/43 to 6/1/46	670,253	596,428
Federal National Mortgage Association Pass-Through Certificates
5.00%, 3/1/38	4,109	4,127
4.50%, with due dates from 7/1/44 to 5/1/45	575,237	559,297
4.00%, with due dates from 9/1/45 to 6/1/46	595,132	563,304
3.50%, 9/1/57	905,693	815,556
3.50%, 6/1/56	1,414,613	1,277,806
3.50%, with due dates from 7/1/43 to 1/1/47	588,982	542,036
3.00%, with due dates from 9/1/42 to 3/1/47	2,584,471	2,299,130
Uniform Mortgage-Backed Securities
6.00%, TBA, 10/1/52	1,000,000	1,014,927
5.50%, TBA, 10/1/52	11,000,000	10,929,989
5.00%, TBA, 10/1/52	45,000,000	43,783,583
4.50%, TBA, 10/1/52	12,000,000	11,416,872
4.00%, TBA, 10/1/52	1,000,000	926,875
3.00%, TBA, 10/1/52	5,000,000	4,346,875
2.50%, TBA, 10/1/52	5,000,000	4,195,703
2.00%, TBA, 10/1/52	8,000,000	6,473,250

		91,735,464

Total U.S. government and agency mortgage obligations (cost $114,624,793)		$109,547,373

U.S. TREASURY OBLIGATIONS (0.3%)(a)
	Principal amount	Value
U.S. Treasury Notes
3.331%, 4/30/23(i)	$370,000	$372,565
2.375%, 5/15/27(i)	113,000	105,745

Total U.S. treasury obligations (cost $478,310)		$478,310

MORTGAGE-BACKED SECURITIES (38.5%)(a)
	Principal amount	Value
Agency collateralized mortgage obligations (11.5%)
Federal Home Loan Mortgage Corporation
REMICs IFB Ser. 3408, Class EK, ((-4.024 x ICE LIBOR USD 1 Month) + 25.79%), 14.455%, 4/15/37	$89,835	$140,143
REMICs IFB Ser. 2976, Class LC, ((-3.667 x ICE LIBOR USD 1 Month) + 24.42%), 14.088%, 5/15/35	14,195	19,163
REMICs IFB Ser. 3072, Class SM, ((-3.667 x ICE LIBOR USD 1 Month) + 23.80%), 13.465%, 11/15/35	63,295	96,208
REMICs IFB Ser. 3065, Class DC, ((-3 x ICE LIBOR USD 1 Month) + 19.86%), 11.407%, 3/15/35	120,407	152,917
REMICs IFB Ser. 2990, Class LB, ((-2.556 x ICE LIBOR USD 1 Month) + 16.95%), 9.744%, 6/15/34	25,108	27,117
REMICs Ser. 4975, Class EI, IO, 4.50%, 5/25/50	2,240,896	412,007
REMICs Ser. 4132, Class IP, IO, 4.50%, 11/15/42	227,332	26,416
REMICs Ser. 4122, Class TI, IO, 4.50%, 10/15/42	155,408	30,094
REMICs Ser. 4018, Class DI, IO, 4.50%, 7/15/41	88,211	6,605
REMICs Ser. 5019, Class MI, IO, 4.00%, 10/25/50	3,475,437	631,073
REMICs Ser. 4546, Class TI, IO, 4.00%, 12/15/45	474,765	84,565
REMICs Ser. 5140, Class BI, IO, 3.50%, 9/25/51	3,871,660	736,518
REMICs Ser. 5050, Class IM, IO, 3.50%, 10/25/50	4,607,860	839,820
REMICs Ser. 4165, Class AI, IO, 3.50%, 2/15/43	445,146	69,832
REMICs IFB Ser. 4738, Class QS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 3.382%, 12/15/47	853,584	96,489
REMICs IFB Ser. 4839, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.232%, 6/15/42	3,592,390	182,439
REMICs IFB Ser. 3852, Class NT, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 3.182%, 5/15/41	97,372	82,772
REMICs Ser. 4141, Class PI, IO, 3.00%, 12/15/42	498,847	63,252
REMICs Ser. 4158, Class TI, IO, 3.00%, 12/15/42	937,633	69,769
REMICs Ser. 4176, Class DI, IO, 3.00%, 12/15/42	1,005,227	73,047
REMICs Ser. 4183, Class MI, IO, 3.00%, 2/15/42	345,698	24,614
REMICs Ser. 4206, Class IP, IO, 3.00%, 12/15/41	227,940	25,132
REMICs IFB Ser. 4945, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 2.966%, 1/25/50	4,567,154	428,558
REMICs IFB Ser. 4912, Class PS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 2.966%, 9/25/49	554,539	55,734
REMICs IFB Ser. 4994, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 5.60%), 2.516%, 2/25/49	1,946,846	135,676
REMICs Ser. 3369, Class BO, PO, zero %, 9/15/37	2,083	1,770
REMICs Ser. 3391, PO, zero %, 4/15/37	14,627	12,872
REMICs Ser. 3175, Class MO, PO, zero %, 6/15/36	3,026	2,693
REMICs Ser. 3210, PO, zero %, 5/15/36	1,911	1,815
REMICs FRB Ser. 3117, Class AF, (ICE LIBOR USD 1 Month + 0.00%), zero %, 2/15/36	4,483	3,945
Strips Ser. 315, PO, zero %, 9/15/43	955,916	719,697
Federal National Mortgage Association
REMICs IFB Ser. 06-62, Class PS, ((-6 x ICE LIBOR USD 1 Month) + 39.90%), 21.396%, 7/25/36	50,770	93,924
REMICs IFB Ser. 06-8, Class HP, ((-3.667 x ICE LIBOR USD 1 Month) + 24.57%), 13.259%, 3/25/36	71,935	72,860
REMICs IFB Ser. 07-53, Class SP, ((-3.667 x ICE LIBOR USD 1 Month) + 24.20%), 12.892%, 6/25/37	46,721	73,820
REMICs IFB Ser. 05-106, Class JC, ((-3.101 x ICE LIBOR USD 1 Month) + 20.12%), 10.561%, 12/25/35	68,192	92,059
REMICs IFB Ser. 11-4, Class CS, ((-2 x ICE LIBOR USD 1 Month) + 12.90%), 6.732%, 5/25/40	54,862	57,138
REMICs Ser. 20-93, Class WI, IO, 5.00%, 6/25/50	3,447,943	745,618
REMICs Ser. 15-33, Class AI, IO, 5.00%, 6/25/45	966,547	163,433
REMICs Ser. 20-62, Class CI, IO, 4.00%, 6/25/48	2,783,464	542,368
REMICs Ser. 15-3, Class BI, IO, 4.00%, 3/25/44	15,012	133
REMICs Ser. 12-124, Class UI, IO, 4.00%, 11/25/42	1,119,973	197,937
REMICs Ser. 12-62, Class EI, IO, 4.00%, 4/25/41	100,898	2,469
REMICs Ser. 12-22, Class CI, IO, 4.00%, 3/25/41	137,349	6,371
REMICs Ser. 20-95, Class GI, IO, 3.50%, 1/25/51	1,995,809	356,744
REMICs Ser. 13-18, Class IN, IO, 3.50%, 3/25/43	244,680	39,783
REMICs IFB Ser. 10-35, Class SG, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.40%), 3.316%, 4/25/40	297,447	33,493
REMICs IFB Ser. 20-70, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.25%), 3.166%, 10/25/50	5,738,403	688,608
REMICs IFB Ser. 17-108, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 3.066%, 1/25/48	1,168,779	138,410
REMICs IFB Ser. 19-3, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.016%, 2/25/49	2,649,067	222,575
REMICs IFB Ser. 18-94, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.016%, 1/25/49	620,232	46,445
REMICs IFB Ser. 16-91, Class AS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.016%, 12/25/46	1,392,756	91,017
REMICs Ser. 13-55, Class IK, IO, 3.00%, 4/25/43	297,565	37,738
REMICs Ser. 12-144, Class KI, IO, 3.00%, 11/25/42	863,632	66,437
REMICs Ser. 13-55, Class PI, IO, 3.00%, 5/25/42	230,490	10,293
REMICs Ser. 13-67, Class IP, IO, 3.00%, 2/25/42	189,052	4,550
REMICs Ser. 13-30, Class IP, IO, 3.00%, 10/25/41	44,132	240
REMICs Ser. 13-23, Class LI, IO, 3.00%, 6/25/41	82,781	760
REMICs Ser. 14-28, Class AI, IO, 3.00%, 3/25/40	299,045	6,089
REMICs IFB Ser. 20-12, Class SK, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 2.966%, 3/25/50	1,105,336	113,297
REMICs IFB Ser. 16-8, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 2.966%, 3/25/46	2,157,178	239,303
REMICs Ser. 21-12, Class NI, IO, 2.50%, 3/25/51	1,633,253	260,618
Interest Strip Ser. 372, Class 1, PO, zero %, 8/25/36	8,950	7,182
Government National Mortgage Association
Ser. 09-79, Class IC, IO, 6.00%, 8/20/39	369,150	53,453
Ser. 17-38, Class DI, IO, 5.00%, 3/16/47	342,339	69,149
Ser. 18-127, Class ID, IO, 5.00%, 7/20/45	19,519	2,922
Ser. 14-180, IO, 5.00%, 12/20/44	964,052	202,451
Ser. 14-76, IO, 5.00%, 5/20/44	281,930	57,610
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43	233,571	50,265
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40	1,973	165
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40	147,595	30,560
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40	1,194,480	254,950
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39	627,269	131,727
Ser. 17-132, Class IA, IO, 4.50%, 9/20/47	437,713	83,402
Ser. 14-108, Class IP, IO, 4.50%, 12/20/42	69,782	4,154
Ser. 12-129, IO, 4.50%, 11/16/42	313,016	58,910
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40	218,462	42,057
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40	216,406	41,117
Ser. 09-121, Class BI, IO, 4.50%, 12/16/39	321,543	59,321
Ser. 20-46, Class MI, IO, 4.00%, 4/20/50	880,682	151,490
Ser. 15-149, Class KI, IO, 4.00%, 10/20/45	602,491	102,002
Ser. 15-94, IO, 4.00%, 7/20/45	149,600	28,379
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45	40,023	4,453
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45	797,641	151,791
Ser. 17-45, Class IM, IO, 4.00%, 10/20/44	382,650	27,541
Ser. 14-2, Class IL, IO, 4.00%, 1/16/44	781,822	131,447
Ser. 14-63, Class PI, IO, 4.00%, 7/20/43	190,742	16,387
Ser. 12-56, Class IB, IO, 4.00%, 4/20/42	469,967	82,242
Ser. 12-38, Class MI, IO, 4.00%, 3/20/42	1,710,234	294,417
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41	214,732	22,636
Ser. 17-H18, Class CI, IO, 3.578%, 9/20/67(WAC)	1,579,463	113,636
Ser. 19-158, Class PI, IO, 3.50%, 12/20/49	1,388,470	224,210
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43	167,069	18,946
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42	129,527	15,381
Ser. 12-136, IO, 3.50%, 11/20/42	710,623	102,153
Ser. 12-113, Class ID, IO, 3.50%, 9/20/42	519,354	86,631
Ser. 18-127, Class IA, IO, 3.50%, 4/20/42	407,735	29,210
Ser. 15-52, Class KI, IO, 3.50%, 11/20/40	330,425	24,485
Ser. 15-26, Class AI, IO, 3.50%, 5/20/39	50,568	152
Ser. 14-100, Class JI, IO, 3.50%, 7/16/29	611,499	35,956
IFB Ser. 14-131, Class BS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 3.261%, 9/16/44	713,144	105,447
IFB Ser. 12-149, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.20%), 3.186%, 12/20/42	1,236,208	113,719
IFB Ser. 19-123, Class SL, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 3.136%, 10/20/49	1,277,777	78,995
IFB Ser. 18-168, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 3.136%, 12/20/48	1,282,624	127,752
IFB Ser. 13-129, Class SN, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.15%), 3.136%, 9/20/43	173,071	13,041
IFB Ser. 19-119, Class KS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.111%, 9/16/49	1,424,979	214,271
IFB Ser. 20-32, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.086%, 3/20/50	1,033,605	115,232
IFB Ser. 20-11, Class SY, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.086%, 1/20/50	841,736	76,808
IFB Ser. 19-83, Class JS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.086%, 7/20/49	1,013,426	90,144
IFB Ser. 19-83, Class SW, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.086%, 7/20/49	1,035,380	96,094
IFB Ser. 19-20, Class SB, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.086%, 2/20/49	1,116,992	113,096
IFB Ser. 18-155, Class SE, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.10%), 3.086%, 11/20/48	697,918	67,674
IFB Ser. 20-55, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.036%, 4/20/50	1,933,955	165,063
IFB Ser. 20-15, Class CS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.036%, 2/20/50	45,591	3,398
IFB Ser. 20-18, Class GS, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.036%, 2/20/50	3,211,736	353,316
IFB Ser. 19-44, Class SA, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.036%, 4/20/49	896,146	70,249
IFB Ser. 19-21, Class SJ, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.036%, 2/20/49	596,402	50,813
IFB Ser. 11-17, Class S, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.05%), 3.036%, 2/20/41	694,106	64,391
Ser. 20-186, Class DI, IO, 3.00%, 12/20/50	5,383,109	813,442
Ser. 20-176, Class BI, IO, 3.00%, 11/20/50	2,428,435	373,275
IFB Ser. 19-121, Class SD, IO, ((-1 x ICE LIBOR USD 1 Month) + 6.00%), 2.986%, 10/20/49	145,589	19,744
Ser. 16-H27, Class BI, IO, 2.561%, 12/20/66(WAC)	871,586	28,543
FRB Ser. 15-H16, Class XI, IO, 2.115%, 7/20/65(WAC)	1,028,677	45,982
Ser. 16-H11, Class HI, IO, 2.087%, 1/20/66(WAC)	2,078,082	79,651
Ser. 17-H08, Class NI, IO, 2.02%, 3/20/67(WAC)	2,226,012	77,243
Ser. 15-H15, Class JI, IO, 1.812%, 6/20/65(WAC)	1,271,240	64,833
Ser. 17-H09, Class DI, IO, 1.755%, 3/20/67(WAC)	2,025,047	93,306
Ser. 15-H12, Class AI, IO, 1.696%, 5/20/65(WAC)	1,931,584	87,501
Ser. 17-H10, Class MI, IO, 1.695%, 4/20/67(WAC)	2,217,334	68,294
Ser. 15-H13, Class AI, IO, 1.672%, 6/20/65(WAC)	2,503,509	93,679
Ser. 15-H20, Class AI, IO, 1.664%, 8/20/65(WAC)	973,746	42,942
Ser. 15-H12, Class GI, IO, 1.655%, 5/20/65(WAC)	2,069,268	97,049
Ser. 15-H10, Class CI, IO, 1.652%, 4/20/65(WAC)	1,199,407	59,970
Ser. 15-H12, Class EI, IO, 1.538%, 4/20/65(WAC)	2,478,911	102,379
Ser. 16-H14, IO, 1.51%, 6/20/66(WAC)	2,442,088	85,891
Ser. 15-H09, Class BI, IO, 1.505%, 3/20/65(WAC)	1,341,971	49,036
Ser. 16-H23, Class MI, IO, 1.50%, 10/20/66(WAC)	7,061,614	235,432
Ser. 15-H25, Class AI, IO, 1.447%, 9/20/65(WAC)	2,012,959	75,889
Ser. 15-H28, Class DI, IO, 1.41%, 8/20/65(WAC)	1,541,022	58,288
Ser. 15-H01, Class CI, IO, 1.399%, 12/20/64(WAC)	1,137,734	24,021
Ser. 15-H17, Class CI, IO, 1.395%, 6/20/65(WAC)	1,304,054	23,425
Ser. 17-H12, Class QI, IO, 1.363%, 5/20/67(WAC)	1,801,735	71,435
Ser. 14-H11, Class GI, IO, 1.339%, 6/20/64(WAC)	4,013,602	151,963
Ser. 14-H07, Class BI, IO, 1.313%, 5/20/64(WAC)	3,881,348	159,237
Ser. 10-H19, Class GI, IO, 1.255%, 8/20/60(WAC)	1,742,562	55,924
Ser. 16-H23, Class NI, IO, 1.178%, 10/20/66(WAC)	4,116,629	137,907
Ser. 19-H02, Class DI, IO, 1.145%, 11/20/68(WAC)	2,592,406	108,798
Ser. 16-H24, Class JI, IO, 0.962%, 11/20/66(WAC)	843,204	40,212
Ser. 17-H14, Class EI, IO, 0.825%, 6/20/67(WAC)	3,041,157	107,167
Ser. 15-H25, Class CI, IO, 0.081%, 10/20/65(WAC)	1,446,996	44,712
Ser. 16-H04, Class KI, IO, 0.043%, 2/20/66(WAC)	1,864,223	36,998
Ser. 16-H02, Class HI, IO, 0.002%, 1/20/66(WAC)	4,533,148	103,356
Ser. 15-H04, Class AI, IO, zero %, 12/20/64(WAC)	1,952,070	51,803

		18,159,052
Commercial mortgage-backed securities (17.0%)
Banc of America Commercial Mortgage Trust
FRB Ser. 15-UBS7, Class B, 4.484%, 9/15/48(WAC)	285,000	264,820
FRB Ser. 07-1, Class XW, IO, 0.508%, 1/15/49(WAC)	54,889	—
BANK FRB Ser. 18-BN13, Class XA, IO, 0.641%, 8/15/61(WAC)	7,843,146	146,675
BBCMS Mortgage Trust 144A Ser. 21-C10, Class E, 2.00%, 7/15/54	247,000	142,709
Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 07-T26, Class AJ, 5.566%, 1/12/45(WAC)	5,023	4,973
Benchmark Mortgage Trust 144A Ser. 19-B13, Class D, 2.50%, 8/15/57	185,000	136,534
CFCRE Commercial Mortgage Trust 144A
FRB Ser. 11-C2, Class D, 5.249%, 12/15/47(WAC)	72,758	73,511
FRB Ser. 11-C2, Class E, 5.249%, 12/15/47(WAC)	597,000	504,451
Citigroup Commercial Mortgage Trust
FRB Ser. 15-P1, Class C, 4.514%, 9/15/48(WAC)	585,000	538,967
FRB Ser. 14-GC19, Class XA, IO, 1.271%, 3/10/47(WAC)	8,669,196	93,203
FRB Ser. 13-GC17, Class XA, IO, 1.144%, 11/10/46(WAC)	3,415,969	24,707
FRB Ser. 14-GC23, Class XA, IO, 1.056%, 7/10/47(WAC)	16,178,269	212,238
Citigroup Commercial Mortgage Trust 144A Ser. 12-GC8, Class B, 4.285%, 9/10/45	602,674	593,246
COMM Mortgage Trust
FRB Ser. 14-UBS2, Class C, 5.113%, 3/10/47(WAC)	224,000	213,892
FRB Ser. 14-CR17, Class C, 4.943%, 5/10/47(WAC)	912,000	856,902
Ser. 12-LC4, Class B, 4.934%, 12/10/44(WAC)	182,135	181,823
FRB Ser. 14-UBS4, Class C, 4.806%, 8/10/47(WAC)	283,000	263,977
FRB Ser. 18-COR3, Class C, 4.712%, 5/10/51(WAC)	594,000	514,887
FRB Ser. 14-UBS6, Class C, 4.587%, 12/10/47(WAC)	83,000	76,686
FRB Ser. 15-CR23, Class C, 4.428%, 5/10/48(WAC)	293,000	273,549
Ser. 12-CR2, Class B, 4.393%, 8/15/45	243,154	240,722
FRB Ser. 14-LC15, Class XA, IO, 1.218%, 4/10/47(WAC)	4,478,536	48,816
FRB Ser. 14-CR19, Class XA, IO, 1.091%, 8/10/47(WAC)	4,266,230	55,879
FRB Ser. 13-CR11, Class XA, IO, 1.066%, 8/10/50(WAC)	7,794,162	41,831
FRB Ser. 15-CR23, Class XA, IO, 1.017%, 5/10/48(WAC)	4,642,433	76,090
FRB Ser. 14-UBS6, Class XA, IO, 0.999%, 12/10/47(WAC)	7,492,356	103,454
COMM Mortgage Trust 144A
FRB Ser. 12-CR1, Class D, 5.458%, 5/15/45(WAC)	115,000	97,341
FRB Ser. 13-CR13, Class D, 5.04%, 11/10/46(WAC)	389,000	350,482
FRB Ser. 13-CR13, Class E, 5.04%, 11/10/46(WAC)	123,000	88,478
FRB Ser. 14-CR17, Class D, 5.007%, 5/10/47(WAC)	198,000	175,728
FRB Ser. 14-CR19, Class D, 4.854%, 8/10/47(WAC)	178,000	161,730
FRB Ser. 13-CR6, Class D, 4.221%, 3/10/46(WAC)	205,000	201,059
Ser. 13-LC6, Class E, 3.50%, 1/10/46	261,000	244,006
Ser. 17-COR2, Class D, 3.00%, 9/10/50	389,000	293,742
Credit Suisse Commercial Mortgage Trust 144A FRB Ser. 07-C2, Class AX, IO, 0.048%, 1/15/49(WAC)	3,118,449	1
CSAIL Commercial Mortgage Trust
FRB Ser. 15-C1, Class C, 4.401%, 4/15/50(WAC)	262,000	229,042
FRB Ser. 15-C3, Class XA, IO, 0.834%, 8/15/48(WAC)	14,259,095	212,931
CSAIL Commercial Mortgage Trust 144A FRB Ser. 15-C1, Class D, 3.901%, 4/15/50(WAC)	502,000	336,208
CSMC Trust FRB Ser. 16-NXSR, Class XA, IO, 0.858%, 12/15/49(WAC)	5,940,740	145,548
DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.541%, 8/10/44(WAC)	291,716	266,628
FREMF Mortgage Trust 144A FRB Ser. 19-KF65, Class B, (ICE LIBOR USD 1 Month + 2.40%), 4.953%, 7/25/29	172,736	161,664
FS Rialto Issuer, LLC 144A FRB Ser. 22-FL5, Class D, (CME Term SOFR 1 Month + 4.82%), 7.836%, 6/19/37	168,000	164,422
GS Mortgage Securities Corp. II FRB Ser. 18-GS10, Class C, 4.555%, 7/10/51(WAC)	283,000	265,706
GS Mortgage Securities Corp., II FRB Ser. 13-GC10, Class XA, IO, 1.595%, 2/10/46(WAC)	4,518,827	4,834
GS Mortgage Securities Corp., II 144A Ser. 13-GC10, Class C, 4.285%, 2/10/46(WAC)	339,000	335,221
GS Mortgage Securities Trust
FRB Ser. 14-GC18, Class C, 5.225%, 1/10/47(WAC)	584,000	402,960
Ser. 13-GC12, Class B, 3.777%, 6/10/46(WAC)	549,000	539,624
FRB Ser. 13-GC12, Class XA, IO, 1.514%, 6/10/46(WAC)	3,331,857	9,686
FRB Ser. 14-GC18, Class XA, IO, 1.20%, 1/10/47(WAC)	4,520,489	42,945
FRB Ser. 14-GC22, Class XA, IO, 1.094%, 6/10/47(WAC)	13,463,136	135,909
FRB Ser. 15-GS1, Class XA, IO, 0.906%, 11/10/48(WAC)	19,474,338	414,687
FRB Ser. 13-GC13, Class XA, IO, 0.088%, 7/10/46(WAC)	103,025,120	23,603
GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.566%, 8/10/43(WAC)	621,000	461,730
FRB Ser. 14-GC24, Class D, 4.665%, 9/10/47(WAC)	510,000	358,583
Ser. 12-GCJ9, Class C, 4.448%, 11/10/45(WAC)	481,000	474,954
FRB Ser. 11-GC5, Class XA, IO, 0.093%, 8/10/44(WAC)	866,324	9
JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C15, Class C, 5.357%, 11/15/45(WAC)	246,000	241,399
FRB Ser. 14-C22, Class C, 4.699%, 9/15/47(WAC)	287,000	261,491
FRB Ser. 13-C12, Class C, 4.231%, 7/15/45(WAC)	256,000	249,050
FRB Ser. 14-C25, Class XA, IO, 0.958%, 11/15/47(WAC)	2,809,326	37,656
FRB Ser. 14-C22, Class XA, IO, 0.957%, 9/15/47(WAC)	14,837,790	168,718
FRB Ser. 13-C17, Class XA, IO, 0.873%, 1/15/47(WAC)	2,229,806	13,474
JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 13-C14, Class E, 4.699%, 8/15/46(WAC)	441,000	349,848
FRB Ser. C14, Class D, 4.699%, 8/15/46(WAC)	715,000	423,044
Ser. 14-C25, Class E, 3.332%, 11/15/47(WAC)	517,000	296,948
JPMorgan Chase Commercial Mortgage Securities Trust
Ser. 06-LDP9, Class AMS, 5.337%, 5/15/47	263,500	237,902
Ser. 13-LC11, Class B, 3.499%, 4/15/46	289,000	282,364
FRB Ser. 13-LC11, Class XA, IO, 1.354%, 4/15/46(WAC)	3,173,083	9,728
FRB Ser. 12-LC9, Class XA, IO, 1.308%, 12/15/47(WAC)	1,163,464	550
FRB Ser. 13-C16, Class XA, IO, 1.012%, 12/15/46(WAC)	4,131,641	24,584
JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 11-C3, Class D, 5.709%, 2/15/46(WAC)	148,000	110,128
FRB Ser. 11-C3, Class F, 5.709%, 2/15/46(WAC)	635,000	114,502
FRB Ser. 12-C6, Class E, 5.129%, 5/15/45(WAC)	288,000	256,234
FRB Ser. 11-C3, Class B, 5.013%, 2/15/46(WAC)	352,398	338,687
FRB Ser. 12-LC9, Class D, 4.472%, 12/15/47(WAC)	127,000	125,324
FRB Ser. 13-LC11, Class E, 3.25%, 4/15/46(WAC)	498,000	356,807
FRB Ser. 21-1MEM, Class D, 2.742%, 10/9/42(WAC)	650,000	453,636
FRB Ser. 21-1MEM, Class E, 2.742%, 10/9/42(WAC)	250,000	173,300
Ladder Capital Commercial Mortgage Trust 144A FRB Ser. 17-LC26, Class XA, IO, 1.686%, 7/12/50(WAC)	4,657,680	249,661
Morgan Stanley Bank of America Merrill Lynch Trust
FRB Ser. 15-C27, Class C, 4.65%, 12/15/47(WAC)	587,000	535,935
FRB Ser. 13-C7, Class XA, IO, 1.383%, 2/15/46(WAC)	5,545,716	55
FRB Ser. 15-C25, Class XA, IO, 1.195%, 10/15/48(WAC)	4,866,435	106,254
FRB Ser. 14-C17, Class XA, IO, 1.185%, 8/15/47(WAC)	2,574,485	29,007
FRB Ser. 15-C26, Class XA, IO, 1.123%, 10/15/48(WAC)	4,129,962	78,135
FRB Ser. 13-C12, Class XA, IO, 0.714%, 10/15/46(WAC)	9,722,696	28,767
Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 13-C11, Class D, 4.495%, 8/15/46(WAC)	319,000	22,421
FRB Ser. 15-C23, Class D, 4.281%, 7/15/50(WAC)	531,000	457,852
FRB Ser. 13-C10, Class E, 4.206%, 7/15/46(WAC)	683,000	248,202
FRB Ser. 13-C10, Class F, 4.206%, 7/15/46(WAC)	273,000	60,801
Ser. 14-C17, Class E, 3.50%, 8/15/47	290,000	201,636
Ser. 14-C19, Class D, 3.25%, 12/15/47	261,000	225,301
FRB Ser. 13-C13, Class XB, IO, 0.152%, 11/15/46(WAC)	55,988,000	67,186
Morgan Stanley Capital I Trust
FRB Ser. 16-BNK2, Class XA, IO, 1.094%, 11/15/49(WAC)	3,380,528	100,523
FRB Ser. 16-UB12, Class XA, IO, 0.791%, 12/15/49(WAC)	8,773,320	189,201
Morgan Stanley Capital I Trust 144A FRB Ser. 11-C3, Class E, 5.253%, 7/15/49(WAC)	252,000	223,650
Multifamily Connecticut Avenue Securities Trust 144A
FRB Ser. 20-01, Class M10, 6.834%, 3/25/50	403,000	376,476
FRB Ser. 19-01, Class M10, 6.334%, 10/25/49	806,779	764,990
PFP, Ltd. 144A FRB Ser. 22-9, Class A, 5.321%, 8/19/35 (Bermuda)	280,000	278,208
RIAL Issuer, Ltd. 144A FRB Ser. 22-FL8, Class B, 6.268%, 1/19/37	345,000	342,413
TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38 (In default)(NON)	859,373	9
UBS Commercial Mortgage Trust
Ser. 19-C17, Class C, 3.758%, 10/15/52(WAC)	526,000	452,092
FRB Ser. 19-C17, Class XA, IO, 1.614%, 10/15/52(WAC)	4,300,330	311,625
FRB Ser. 17-C7, Class XA, IO, 1.157%, 12/15/50(WAC)	4,754,018	173,570
FRB Ser. 18-C12, Class XA, IO, 0.947%, 8/15/51(WAC)	4,979,009	179,086
UBS Commercial Mortgage Trust 144A FRB Ser. 12-C1, Class D, 6.66%, 5/10/45(WAC)	49,252	44,933
UBS-Barclays Commercial Mortgage Trust 144A
Ser. 12-C2, Class F, 5.00%, 5/10/63(WAC)	629,000	6
FRB Ser. 12-C2, Class E, 4.87%, 5/10/63(WAC)	816,000	8,160
Ser. 13-C6, Class B, 3.875%, 4/10/46(WAC)	234,000	229,297
FRB Ser. 12-C4, Class C4, 3.718%, 12/10/45(WAC)	327,000	325,173
Ser. 13-C6, Class E, 3.50%, 4/10/46	150,000	134,816
FRB Ser. 13-C6, Class XA, IO, 1.188%, 4/10/46(WAC)	4,328,950	8,112
FRB Ser. 12-C2, Class XA, IO, 0.803%, 5/10/63(WAC)	1,766,849	30
UBS-Citigroup Commercial Mortgage Trust 144A FRB Ser. 11-C1, Class D, 6.663%, 1/10/45(WAC)	336,000	297,357
Wachovia Bank Commercial Mortgage Trust FRB Ser. 06-C29, IO, 0.356%, 11/15/48(WAC)	349,967	142
Wells Fargo Commercial Mortgage Trust
FRB Ser. 20-C57, Class C, 4.157%, 8/15/53(WAC)	230,000	186,832
FRB Ser. 19-C50, Class XA, IO, 1.598%, 5/15/52(WAC)	4,667,957	322,066
FRB Ser. 17-C41, Class XA, IO, 1.307%, 11/15/50(WAC)	3,252,442	143,742
FRB Ser. 14-LC16, Class XA, IO, 1.244%, 8/15/50(WAC)	6,378,713	82,988
FRB Ser. 18-C43, Class XA, IO, 0.754%, 3/15/51(WAC)	12,655,989	321,798
FRB Ser. 15-LC20, Class XB, IO, 0.622%, 4/15/50(WAC)	13,766,000	144,543
Wells Fargo Commercial Mortgage Trust 144A
Ser. 14-LC16, Class D, 3.938%, 8/15/50	247,000	37,388
Ser. 16-C33, Class D, 3.123%, 3/15/59	244,000	199,809
Ser. 19-C53, Class D, 2.50%, 10/15/52	203,000	133,165
WF-RBS Commercial Mortgage Trust
FRB Ser. 14-C24, Class XA, IO, 0.988%, 11/15/47(WAC)	5,966,657	80,750
FRB Ser. 14-C22, Class XA, IO, 0.938%, 9/15/57(WAC)	13,980,516	36,461
FRB Ser. 13-C14, Class XA, IO, 0.784%, 6/15/46(WAC)	14,047,189	32,044
WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)	402,000	212,377
Ser. 11-C4, Class E, 4.987%, 6/15/44(WAC)	55,000	41,305
FRB Ser. 11-C4, Class C, 4.987%, 6/15/44(WAC)	263,190	244,848
FRB Ser. 12-C7, Class D, 4.814%, 6/15/45(WAC)	231,000	83,535
FRB Ser. 13-C15, Class D, 4.671%, 8/15/46(WAC)	919,000	553,679
FRB Ser. 12-C10, Class D, 4.534%, 12/15/45(WAC)	768,000	574,283
Ser. 12-C7, Class F, 4.50%, 6/15/45 (In default)(NON)(WAC)	641,384	6
FRB Ser. 12-C10, Class XA, IO, 1.569%, 12/15/45(WAC)	2,587,986	2,774
FRB Ser. 13-C11, Class XA, IO, 1.238%, 3/15/45(WAC)	3,824,176	1,650
FRB Ser. 12-C9, Class XB, IO, 0.882%, 11/15/45(WAC)	8,086,679	66

		26,996,568
Residential mortgage-backed securities (non-agency) (10.0%)
Arroyo Mortgage Trust 144A Ser. 19-3, Class M1, 4.204%, 10/25/48(WAC)	330,000	275,791
Bellemeade Re, Ltd. 144A
FRB Ser. 20-2A, Class B1, (ICE LIBOR USD 1 Month + 8.50%), 11.584%, 8/26/30 (Bermuda)	151,000	156,454
FRB Ser. 17-1, Class M2, (ICE LIBOR USD 1 Month + 3.35%), 6.434%, 10/25/27 (Bermuda)	325,446	325,166
BRAVO Residential Funding Trust 144A Ser. 20-RPL1, Class M1, 3.25%, 5/26/59(WAC)	353,000	308,197
Bunker Hill Loan Depositary Trust 144A FRB Ser. 20-1, Class A3, 3.253%, 2/25/55(WAC)	332,000	299,656
Chevy Chase Funding, LLC Mortgage-Backed Certificates 144A FRB Ser. 04-3A, Class A2, (ICE LIBOR USD 1 Month + 0.30%), 3.384%, 8/25/35	63,837	58,699
Citigroup Mortgage Loan Trust 144A Ser. 22-A, Class A1, 6.17%, 9/25/62	155,401	153,663
COLT Mortgage Loan Trust 144A Ser. 20-2, Class A2, 3.094%, 3/25/65(WAC)	224,000	214,592
Credit Suisse Mortgage Trust 144A FRB Ser. 20-RPL3, Class A1, 2.691%, 3/25/60(WAC)	175,116	168,745
Deephaven Residential Mortgage Trust 144A Ser. 20-2, Class A2, 2.594%, 5/25/65	182,438	180,614
Eagle Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (ICE LIBOR USD 1 Month + 3.30%), 6.384%, 4/25/29 (Bermuda)	191,000	183,683
FRB Ser. 18-1, Class M1, (ICE LIBOR USD 1 Month + 1.70%), 4.784%, 11/25/28 (Bermuda)	216,801	213,162
Ellington Financial Mortgage Trust 144A FRB Ser. 20-1, Class A2, 3.149%, 5/25/65(WAC)	179,000	170,706
Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA1, Class M3, (ICE LIBOR USD 1 Month + 6.35%), 9.434%, 9/25/28	510,333	550,028
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M3, (ICE LIBOR USD 1 Month + 5.00%), 8.084%, 12/25/28	317,547	332,978
Structured Agency Credit Risk Debt FRN Ser. 17-HQA3, Class B1, (ICE LIBOR USD 1 Month + 4.45%), 7.534%, 4/25/30	250,000	253,736
Structured Agency Credit Risk Debt FRN Ser. 14-DN2, Class M3, (ICE LIBOR USD 1 Month + 3.60%), 6.684%, 4/25/24	141,077	142,207
Seasoned Credit Risk Transfer Trust Ser. 19-3, Class M, 4.75%, 10/25/58(WAC)	370,000	333,644
Federal Home Loan Mortgage Corporation 144A
Structured Agency Credit Risk Trust FRB Ser. 19-DNA1, Class B1, (ICE LIBOR USD 1 Month + 4.65%), 7.734%, 1/25/49	400,000	404,185
Structured Agency Credit Risk Trust REMICs FRB Ser. 22-HQA1, Class M2, (US 30 Day Average SOFR + 5.25%), 7.531%, 3/25/42	911,000	838,120
Structured Agency Credit Risk Trust FRB Ser. 19-DNA2, Class B1, (ICE LIBOR USD 1 Month + 4.35%), 7.434%, 3/25/49	90,000	89,838
Structured Agency Credit Risk Trust FRB Ser. 19-HQA2, Class HQA2, (ICE LIBOR USD 1 Month + 4.10%), 7.184%, 4/25/49	463,000	452,580
Structured Agency Credit Risk Trust FRB Ser. 18-DNA3, Class B1, (ICE LIBOR USD 1 Month + 3.90%), 6.984%, 9/25/48	70,000	69,300
Structured Agency Credit Risk Trust FRB Ser. 18-DNA2, Class B1, (ICE LIBOR USD 1 Month + 3.70%), 6.784%, 12/25/30	310,000	303,846
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA2, Class M2, (ICE LIBOR USD 1 Month + 3.10%), 6.184%, 3/25/50	181,052	183,495
Structured Agency Credit Risk Trust FRB Ser. 19-FTR2, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 5.234%, 11/25/48	686,000	656,337
Structured Agency Credit Risk Trust REMICs FRB Ser. 20-HQA1, Class M2, (ICE LIBOR USD 1 Month + 1.90%), 4.984%, 1/25/50	225,659	223,203
Seasoned Credit Risk Transfer Trust Ser. 19-2, Class M, 4.75%, 8/25/58(WAC)	235,000	202,296
Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1M2, (ICE LIBOR USD 1 Month + 6.00%), 9.084%, 9/25/28	150,745	156,674
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, (ICE LIBOR USD 1 Month + 5.70%), 8.784%, 4/25/28	46,800	48,456
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, (ICE LIBOR USD 1 Month + 5.55%), 8.634%, 4/25/28	60,554	62,593
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2B1, (ICE LIBOR USD 1 Month + 5.50%), 8.584%, 9/25/29	200,000	211,585
Connecticut Avenue Securities FRB Ser. 16-C03, Class 1M2, (ICE LIBOR USD 1 Month + 5.30%), 8.384%, 10/25/28	214,654	222,026
Connecticut Avenue Securities FRB Ser. 17-C03, Class 1B1, (ICE LIBOR USD 1 Month + 4.85%), 7.934%, 10/25/29	150,000	156,210
Connecticut Avenue Securities FRB Ser. 18-C04, Class 2B1, (ICE LIBOR USD 1 Month + 4.50%), 7.584%, 12/25/30	297,000	305,469
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1B1, (ICE LIBOR USD 1 Month + 4.00%), 7.084%, 5/25/30	250,000	256,611
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1EB1, (ICE LIBOR USD 1 Month + 1.25%), 4.334%, 7/25/29	66,978	66,591
Connecticut Avenue Securities FRB Ser. 17-C07, Class 1EB2, (ICE LIBOR USD 1 Month + 1.00%), 4.084%, 5/25/30	298,864	297,314
Federal National Mortgage Association 144A
Connecticut Avenue Securities FRB Ser. 17-C01, Class 1B1, (ICE LIBOR USD 1 Month + 5.75%), 8.834%, 7/25/29	208,000	223,246
Connecticut Avenue Securities Trust FRB Ser. 19-R02, Class 1B1, (ICE LIBOR USD 1 Month + 4.15%), 7.234%, 8/25/31	59,000	58,853
Connecticut Avenue Securities Trust FRB Ser. 19-R01, Class 2M2, (ICE LIBOR USD 1 Month + 2.45%), 5.534%, 7/25/31	18,034	18,000
Connecticut Avenue Securities Trust FRB Ser. 22-R02, Class 2M2, (US 30 Day Average SOFR + 3.00%), 5.281%, 1/25/42	1,084,000	989,574
Connecticut Avenue Securities Trust FRB Ser. 19-HRP1, Class M2, (ICE LIBOR USD 1 Month + 2.15%), 5.234%, 11/25/39	149,701	145,683
Connecticut Avenue Securities Trust FRB Ser. 20-R01, Class 1M2, (ICE LIBOR USD 1 Month + 2.05%), 5.134%, 1/25/40	162,799	160,470
Connecticut Avenue Securities Trust FRB Ser. 20-R02, Class 2M2, (ICE LIBOR USD 1 Month + 2.00%), 5.084%, 1/25/40	147,223	144,196
Finance of America HECM Buyout 144A Ser. 22-HB2, Class A1A, 4.00%, 12/25/24(WAC)	309,957	296,736
FIRSTPLUS Home Loan Owner Trust Ser. 97-3, Class B1, 7.79%, 11/10/23 (In default)(NON)	77,731	8
GCAT Trust 144A Ser. 20-NQM2, Class A3, 2.935%, 4/25/65	46,625	42,129
Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 2.992%, 8/26/47(WAC)	131,589	127,824
New Residential Mortgage Loan Trust 144A FRB Ser. 20-NQM2, Class A2, 2.891%, 5/24/60(WAC)	212,000	186,501
NYMT Loan Trust 144A Ser. 22-SP1, Class A1, 5.25%, 7/25/62	165,561	157,666
Oaktown Re II, Ltd. 144A FRB Ser. 18-1A, Class M2, (ICE LIBOR USD 1 Month + 2.85%), 5.934%, 7/25/28 (Bermuda)	380,000	378,619
Onslow Bay Financial, LLC Trust 144A Ser. 22-NQM7, Class A1, 5.35%, 8/25/62	306,977	299,744
Radnor Re, Ltd. 144A
FRB Ser. 19-1, Class M2, (ICE LIBOR USD 1 Month + 3.20%), 6.284%, 2/25/29 (Bermuda)	150,000	143,547
FRB Ser. 18-1, Class M2, (ICE LIBOR USD 1 Month + 2.70%), 5.784%, 3/25/28 (Bermuda)	200,000	198,266
Residential Mortgage Loan Trust 144A Ser. 20-2, Class A3, 2.911%, 5/25/60(WAC)	464,000	450,196
RMF Proprietary Issuance Trust 144A Ser. 22-3, Class A, 4.00%, 8/25/62(WAC)	116,000	105,943
Starwood Mortgage Residential Trust 144A Ser. 20-2, Class A2, 3.97%, 4/25/60(WAC)	250,663	249,709
Toorak Mortgage Corp., Ltd. 144A Ser. 20-1, Class A1, 2.734%, 3/25/23(WAC)	366,490	363,250
Towd Point Mortgage Trust 144A Ser. 18-5, Class M1, 3.25%, 7/25/58(WAC)	153,000	123,268
Verus Securitization Trust 144A Ser. 20-INV1, Class A3, 3.889%, 3/25/60(WAC)	100,000	95,662
Visio Trust 144A Ser. 22-1, Class A2, 5.85%, 8/25/57	152,987	146,725
WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR13, Class A1C4, (ICE LIBOR USD 1 Month + 0.86%), 3.944%, 10/25/45	801,085	749,223
FRB Ser. 05-AR17, Class A1B2, (ICE LIBOR USD 1 Month + 0.82%), 3.904%, 12/25/45	570,086	486,056

		15,869,544

Total mortgage-backed securities (cost $72,128,223)		$61,025,164

CORPORATE BONDS AND NOTES (31.1%)(a)
	Principal amount	Value
Basic materials (1.7%)
Cabot Corp. sr. unsec. bonds 5.00%, 6/30/32	$75,000	$67,325
Celanese US Holdings, LLC company guaranty sr. unsec. bonds 6.379%, 7/15/32 (Germany)	90,000	83,634
Celanese US Holdings, LLC company guaranty sr. unsec. notes 6.165%, 7/15/27 (Germany)	500,000	473,202
Celanese US Holdings, LLC company guaranty sr. unsec. notes 3.50%, 5/8/24 (Germany)	13,000	12,424
Celanese US Holdings, LLC company guaranty sr. unsec. notes 1.40%, 8/5/26 (Germany)	65,000	52,998
CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43	227,000	185,005
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.125%, 3/12/24	50,000	49,132
Glencore Funding, LLC 144A company guaranty sr. unsec. notes 4.00%, 3/27/27	124,000	115,504
Huntsman International, LLC sr. unsec. notes 4.50%, 5/1/29	150,000	132,252
International Flavors & Fragrances, Inc. sr. unsec. notes 4.45%, 9/26/28	75,000	68,823
International Flavors & Fragrances, Inc. 144A company guaranty sr. unsec. bonds 3.468%, 12/1/50	20,000	13,090
International Flavors & Fragrances, Inc. 144A sr. unsec. notes 2.30%, 11/1/30	35,000	26,873
LyondellBasell Industries NV sr. unsec. unsub. bonds 4.625%, 2/26/55	225,000	168,793
Nutrien, Ltd. sr. unsec. bonds 5.25%, 1/15/45 (Canada)	44,000	39,145
Nutrien, Ltd. sr. unsec. notes 2.95%, 5/13/30 (Canada)	25,000	20,896
Nutrien, Ltd. sr. unsec. sub. bonds 4.20%, 4/1/29 (Canada)	95,000	87,906
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27	135,000	123,939
Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.30%, 5/15/50	50,000	32,787
Westlake Corp. sr. unsec. unsub. notes 3.60%, 8/15/26	726,000	675,128
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30	105,000	117,895
WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31	39,000	43,891
Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)	32,000	34,524

		2,625,166
Capital goods (1.1%)
Berry Global, Inc. 144A company guaranty sr. notes 1.65%, 1/15/27	168,000	139,307
Berry Global, Inc. 144A company guaranty sr. notes 1.57%, 1/15/26	182,000	158,672
Boeing Co. (The) sr. unsec. notes 4.875%, 5/1/25	202,000	197,093
Johnson Controls International PLC sr. unsec. notes 3.90%, 2/14/26	138,000	132,356
L3Harris Technologies, Inc. sr. unsec. notes 3.85%, 12/15/26	132,000	124,637
L3Harris Technologies, Inc. sr. unsec. sub. notes 4.40%, 6/15/28	73,000	68,585
Northrop Grumman Corp. sr. unsec. bonds 5.25%, 5/1/50	45,000	42,940
Northrop Grumman Corp. sr. unsec. unsub. notes 3.25%, 1/15/28	240,000	218,378
Oshkosh Corp. sr. unsec. sub. notes 4.60%, 5/15/28	128,000	118,205
Oshkosh Corp. sr. unsec. unsub. notes 3.10%, 3/1/30	21,000	16,913
Raytheon Technologies Corp. sr. unsec. unsub. notes 4.125%, 11/16/28	370,000	345,694
Waste Connections, Inc. sr. unsec. bonds 4.20%, 1/15/33	90,000	81,537
Waste Connections, Inc. sr. unsec. bonds 3.20%, 6/1/32	22,000	18,419
Waste Connections, Inc. sr. unsec. sub. bonds 3.50%, 5/1/29	110,000	98,641

		1,761,377
Communication services (2.7%)
American Tower Corp. sr. unsec. notes 2.90%, 1/15/30(R)	95,000	78,090
American Tower Corp. sr. unsec. sub. notes 2.75%, 1/15/27(R)	235,000	207,809
American Tower Corp. sr. unsec. unsub. notes 3.55%, 7/15/27(R)	480,000	433,317
AT&T, Inc. company guaranty sr. unsec. unsub. notes 2.30%, 6/1/27	303,000	264,828
AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46	335,000	280,778
AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27	231,000	221,683
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. notes 2.25%, 1/15/29	83,000	64,987
Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25	494,000	481,728
Comcast Corp. company guaranty sr. unsec. notes 3.45%, 2/1/50	203,000	140,900
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49	168,000	128,733
Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.40%, 7/15/46	360,000	254,019
Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27	286,000	256,476
Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26	94,000	88,551
Cox Communications, Inc. 144A sr. unsec. bonds 4.50%, 6/30/43	90,000	71,037
Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27	56,000	51,266
Cox Communications, Inc. 144A sr. unsec. notes 3.35%, 9/15/26	44,000	40,516
Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)	130,000	117,683
Crown Castle International Corp. sr. unsec. notes 4.75%, 5/15/47(R)	25,000	20,455
Crown Castle International Corp. sr. unsec. sub. bonds 3.30%, 7/1/30(R)	195,000	163,280
Equinix, Inc. sr. unsec. sub. notes 3.20%, 11/18/29(R)	193,000	163,158
Equinix, Inc. sr. unsec. sub. notes 2.50%, 5/15/31(R)	70,000	53,928
T-Mobile USA, Inc. company guaranty sr. bonds 4.50%, 4/15/50	261,000	209,566
T-Mobile USA, Inc. company guaranty sr. notes 3.875%, 4/15/30	7,000	6,209
T-Mobile USA, Inc. company guaranty sr. notes 3.75%, 4/15/27	55,000	50,756
Telefonica Emisiones SA company guaranty sr. unsec. bonds 4.895%, 3/6/48 (Spain)	13,000	9,467
Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34	85,000	74,665
Verizon Communications, Inc. sr. unsec. unsub. notes 4.329%, 9/21/28	117,000	110,088
Verizon Communications, Inc. sr. unsec. unsub. notes 2.10%, 3/22/28	250,000	211,053

		4,255,026
Conglomerates (0.1%)
General Electric Co. jr. unsec. sub. FRN (ICE LIBOR USD 3 Month + 3.33%), 6.623%, perpetual maturity	208,000	194,518

		194,518
Consumer cyclicals (2.8%)
Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)	260,000	233,350
Alimentation Couche-Tard, Inc. 144A sr. unsec. notes 2.95%, 1/25/30 (Canada)	134,000	110,176
Amazon.com, Inc. sr. unsec. notes 3.15%, 8/22/27	165,000	153,760
Amazon.com, Inc. sr. unsec. unsub. bonds 2.70%, 6/3/60	453,000	267,244
Amazon.com, Inc. sr. unsec. unsub. notes 2.10%, 5/12/31	101,000	81,904
Autonation, Inc. company guaranty sr. unsec. notes 4.50%, 10/1/25	30,000	29,038
Autonation, Inc. sr. unsec. bonds 2.40%, 8/1/31	39,000	27,674
Block, Inc. sr. unsec. notes 3.50%, 6/1/31	242,000	187,626
BMW US Capital, LLC 144A company guaranty sr. unsec. notes 3.95%, 8/14/28	140,000	130,270
Booking Holdings, Inc. sr. unsec. sub. notes 4.625%, 4/13/30	355,000	333,641
D.R. Horton, Inc. company guaranty sr. unsec. sub. notes 5.75%, 8/15/23	120,000	120,951
Discovery Communications, LLC company guaranty sr. unsec. unsub. notes 3.625%, 5/15/30	18,000	14,782
Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23	135,000	134,826
Ford Motor Co. sr. unsec. unsub. notes 3.625%, 6/17/31	200,000	148,590
Ford Motor Co., LLC sr. unsec. unsub. notes 2.90%, 2/10/29	200,000	151,500
General Motors Co. sr. unsec. bonds 5.20%, 4/1/45	115,000	87,563
General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26	95,000	87,863
General Motors Financial Co., Inc. sr. unsec. notes 3.10%, 1/12/32	62,000	46,762
General Motors Financial Co., Inc. sr. unsec. notes 2.35%, 2/26/27	236,000	200,249
General Motors Financial Co., Inc. sr. unsec. notes 1.25%, 1/8/26	37,000	31,800
Global Payments, Inc. sr. unsec. notes 2.15%, 1/15/27	60,000	51,342
Interpublic Group of Cos, Inc. (The) sr. unsec. unsub. notes 2.40%, 3/1/31	78,000	59,236
Interpublic Group of Cos., Inc. (The) sr. unsec. sub. bonds 4.65%, 10/1/28	226,000	208,986
Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/29/27	208,000	192,047
Magallanes, Inc. 144A company guaranty sr. unsec. bonds 4.279%, 3/15/32	548,000	451,012
Moody's Corp. sr. unsec. bonds 5.25%, 7/15/44	108,000	99,341
Moody's Corp. sr. unsec. notes 3.25%, 1/15/28	66,000	59,666
Paramount Global sr. unsec. unsub. notes 4.20%, 6/1/29	50,000	44,084
Paramount Global sr. unsec. unsub. notes 2.90%, 1/15/27	58,000	51,647
S&P Global, Inc. company guaranty sr. unsec. bonds 2.50%, 12/1/29	70,000	58,490
S&P Global, Inc. company guaranty sr. unsec. notes 1.25%, 8/15/30	41,000	30,698
S&P Global, Inc. 144A company guaranty sr. unsec. notes 4.75%, 8/1/28	65,000	63,439
Sirius XM Radio, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 9/1/31	130,000	100,807
Stellantis Finance US, Inc. 144A company guaranty sr. unsec. notes 1.711%, 1/29/27	200,000	166,738
Volkswagen Group of America Finance, LLC 144A company guaranty sr. unsec. notes 4.35%, 6/8/27	200,000	187,851
Walt Disney Co. (The) company guaranty sr. unsec. bonds 7.75%, 12/1/45	55,000	67,594

		4,472,547
Consumer staples (1.4%)
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. bonds 4.60%, 4/15/48	100,000	82,814
Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 4/13/28	340,000	322,985
Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27	335,000	307,319
CVS Pass-Through Trust sr. notes 6.036%, 12/10/28	16,863	16,855
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37	83,000	86,647
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42	90,000	81,422
ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 3.85%, 11/15/24	5,000	4,831
ERAC USA Finance, LLC 144A company guaranty sr. unsec. unsub. notes 3.30%, 12/1/26	40,000	36,639
Keurig Dr Pepper, Inc. company guaranty sr. unsec. bonds 3.20%, 5/1/30	38,000	32,331
Keurig Dr Pepper, Inc. company guaranty sr. unsec. unsub. notes 3.43%, 6/15/27	220,000	203,260
Kraft Heinz Foods Co. company guaranty sr. unsec. sub. notes 3.875%, 5/15/27	182,000	170,093
Netflix, Inc. sr. unsec. unsub. notes 5.875%, 11/15/28	300,000	292,734
Netflix, Inc. sr. unsec. unsub. notes 4.375%, 11/15/26	640,000	604,182

		2,242,112
Energy (1.8%)
BP Capital Markets America, Inc. company guaranty sr. unsec. notes 3.119%, 5/4/26	370,000	345,904
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25	60,000	60,240
Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27	152,000	147,169
Cheniere Energy Partners LP company guaranty sr. unsec. unsub. notes 3.25%, 1/31/32	89,000	68,339
Continental Resources, Inc. company guaranty sr. unsec. notes 4.375%, 1/15/28	478,000	428,993
Diamondback Energy, Inc. company guaranty sr. unsec. notes 3.25%, 12/1/26	90,000	83,001
DT Midstream, Inc. 144A sr. bonds 4.30%, 4/15/32	160,000	137,559
EQT Corp. sr. unsec. notes 5.678%, 10/1/25	15,000	14,908
EQT Corp. sr. unsec. notes 5.00%, 1/15/29	210,000	195,938
Kinetik Holdings LP 144A company guaranty sr. unsec. notes 5.875%, 6/15/30	130,000	119,036
Occidental Petroleum Corp. sr. unsec. sub. notes 8.50%, 7/15/27	323,000	345,675
Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27	103,000	98,816
Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)	230,000	214,243
Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26	145,000	133,764
TotalEnergies Capital International SA company guaranty sr. unsec. unsub. notes 2.829%, 1/10/30 (France)	335,000	288,376
Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)	215,000	185,024

		2,866,985
Financials (13.0%)
ABN AMRO Bank NV 144A unsec. sub. notes 4.75%, 7/28/25 (Netherlands)	200,000	192,379
AerCap Ireland Capital DAC/AerCap Global Aviation Trust company guaranty sr. unsec. bonds 3.30%, 1/30/32 (Ireland)	655,000	492,605
Air Lease Corp. sr. unsec. sub. bonds 4.625%, 10/1/28	40,000	35,906
Air Lease Corp. sr. unsec. sub. notes 3.25%, 10/1/29	260,000	211,621
Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31	205,000	214,913
Ally Financial, Inc. sr. unsec. notes 4.75%, 6/9/27	20,000	18,452
American Express Co. sr. unsec. unsub. notes 3.375%, 5/3/24	210,000	204,768
Aon PLC company guaranty sr. unsec. unsub. notes 4.25%, 12/12/42	171,000	132,067
Ares Capital Corp. sr. unsec. sub. notes 3.875%, 1/15/26	237,000	215,624
Australia & New Zealand Banking Group, Ltd. 144A unsec. sub. FRB 2.57%, 11/25/35 (Australia)	245,000	178,685
Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)	200,000	191,010
Banco Santander SA sr. unsec. unsub. notes 4.379%, 4/12/28 (Spain)	200,000	178,408
Banco Santander SA unsec. sub. notes 5.179%, 11/19/25 (Spain)	1,400,000	1,348,822
Bank of America Corp. jr. unsec. sub. bonds Ser. JJ, 5.125%, perpetual maturity	200,000	186,890
Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity	245,000	234,588
Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity	40,000	39,248
Bank of America Corp. sr. unsec. FRN Ser. MTN, 2.496%, 2/13/31	306,000	241,453
Bank of America Corp. unsec. sub. FRB 3.846%, 3/8/37	600,000	484,082
Bank of America Corp. unsec. sub. FRN (ICE LIBOR USD 3 Month + 0.76%), 4.053%, 9/15/26	100,000	97,154
Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37	300,000	289,523
Bank of America Corp. unsec. sub. notes Ser. MTN, 4.20%, 8/26/24	180,000	177,050
Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)	95,000	82,377
Barclays Bank PLC unsec. sub. notes 7.625%, 11/21/22 (United Kingdom)	250,000	250,000
Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43	210,000	180,373
BNP Paribas SA 144A jr. unsec. sub. FRN 4.625%, perpetual maturity (France)	200,000	128,039
BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)	317,000	300,980
Capital One Financial Corp. unsec. sub. FRB 2.359%, 7/29/32	225,000	159,360
Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25	225,000	216,341
Citigroup, Inc. jr. unsec. sub. FRN 3.875%, perpetual maturity	360,000	297,450
Citigroup, Inc. sr. unsec. FRN 5.61%, 9/29/26	105,000	104,421
Citigroup, Inc. sr. unsec. FRN 3.106%, 4/8/26	21,000	19,683
Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28	64,000	58,906
Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27	1,005,000	930,302
Citizens Bank NA sr. unsec. FRN 4.119%, 5/23/25	270,000	264,774
CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25	70,000	69,094
Commonwealth Bank of Australia 144A sr. unsec. notes 2.552%, 3/14/27 (Australia)	182,000	164,409
Corebridge Financial, Inc. 144A sr. unsec. notes 3.85%, 4/5/29	215,000	189,488
Credit Agricole SA 144A unsec. sub. FRN 4.00%, 1/10/33 (France)	400,000	343,022
Credit Suisse Group AG 144A jr. unsec. sub. FRN 7.50%, perpetual maturity (Switzerland)	225,000	206,719
Credit Suisse Group AG 144A sr. unsec. FRN 2.193%, 6/5/26 (Switzerland)	620,000	538,283
Deutsche Bank AG unsec. sub. notes 4.50%, 4/1/25 (Germany)	400,000	371,968
Deutsche Bank AG/New York, NY sr. unsec. unsub. FRN 2.311%, 11/16/27 (Germany)	150,000	121,674
Digital Realty Trust LP company guaranty sr. unsec. bonds 4.45%, 7/15/28(R)	265,000	247,574
Fairfax Financial Holdings, Ltd. sr. unsec. notes 4.85%, 4/17/28 (Canada)	220,000	206,711
Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24	25,000	24,474
Fidelity National Financial, Inc. sr. unsec. bonds 3.20%, 9/17/51	89,000	51,113
Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity	62,000	55,815
First-Citizens Bank & Trust Co. unsec. sub. notes 6.125%, 3/9/28	107,000	106,210
Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23	235,000	232,483
GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26	128,000	122,433
Goldman Sachs Group, Inc. (The) jr. unsec. sub. FRN 3.65%, 7/28/51	220,000	169,070
Goldman Sachs Group, Inc. (The) sr. unsec. FRB 4.223%, 5/1/29	188,000	170,869
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27	405,000	376,313
Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 2/7/30	62,000	50,251
Goldman Sachs Group, Inc. (The) unsec. sub. notes 6.75%, 10/1/37	314,000	313,253
Intercontinental Exchange, Inc. sr. unsec. bonds 1.85%, 9/15/32	118,000	86,940
Intercontinental Exchange, Inc. sr. unsec. notes 4.00%, 9/15/27	200,000	189,847
Intercontinental Exchange, Inc. sr. unsec. notes 3.65%, 5/23/25	20,000	19,352
Intesa Sanpaolo SpA 144A unsec. sub. bonds 4.198%, 6/1/32 (Italy)	410,000	275,822
iStar, Inc. sr. unsec. notes 4.25%, 8/1/25(R)	75,000	72,754
JPMorgan Chase & Co. jr. unsec. bonds 6.10%, perpetual maturity	87,000	83,520
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. HH, 4.60%, perpetual maturity	467,000	406,804
JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. W, (ICE LIBOR USD 3 Month + 1.00%), 3.905%, 5/15/47	63,000	49,707
JPMorgan Chase & Co. jr. unsec. sub. FRN 3.65%, perpetual maturity	87,000	70,454
JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48	735,000	550,571
JPMorgan Chase & Co. unsec. sub. notes 4.125%, 12/15/26	46,000	43,406
KeyCorp sr. unsec. unsub. FRN Ser. MTN, 3.878%, 5/23/25	103,000	100,288
KKR Group Finance Co. VI, LLC 144A company guaranty sr. unsec. bonds 3.75%, 7/1/29	110,000	97,900
Liberty Mutual Group, Inc. 144A company guaranty sr. unsec. bonds 5.50%, 6/15/52	200,000	172,499
Lloyds Banking Group PLC unsec. sub. FRB 3.369%, 12/14/46 (United Kingdom)	305,000	188,329
Marsh & McLennan Cos., Inc. sr. unsec. sub. notes 4.375%, 3/15/29	194,000	184,263
Massachusetts Mutual Life Insurance Co. 144A unsec. sub. bonds 3.729%, 10/15/70	36,000	23,913
MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37	340,000	362,950
MetLife, Inc. jr. unsec. sub. notes 6.40%, 12/15/36	85,000	81,963
Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)	200,000	189,722
Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47	760,000	607,140
Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45	75,000	61,266
PNC Financial Services Group, Inc. (The) unsec. sub. FRB 4.626%, 6/6/33	320,000	285,463
Prologis LP sr. unsec. unsub. notes 2.25%, 4/15/30(R)	54,000	44,108
Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43	66,000	64,327
Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44	196,000	186,559
Prudential Financial, Inc. sr. unsec. notes 6.625%, 6/21/40	1,000	1,062
Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)	140,000	136,323
Societe Generale SA 144A jr. unsec. sub. notes 5.375%, perpetual maturity (France)	463,000	317,294
Sumitomo Mitsui Financial Group, Inc. 144A unsec. sub. bonds 4.436%, 4/2/24 (Japan)	205,000	201,261
Teachers Insurance & Annuity Association of America 144A unsec. sub. notes 6.85%, 12/16/39	173,000	188,378
Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)	180,000	164,080
Truist Financial Corp. jr. unsec. sub. FRB Ser. N, 4.80%, 9/1/24	185,000	164,714
Truist Financial Corp. sr. unsec. unsub. FRN Ser. MTN, 4.26%, 7/28/26	105,000	102,117
UBS Group AG 144A jr. unsec. sub. FRN 4.375%, perpetual maturity (Switzerland)	580,000	378,625
UBS Group Funding Switzerland AG company guaranty jr. unsec. sub. FRN Ser. REGS, 6.875%, perpetual maturity (Switzerland)	247,000	230,409
US Bancorp unsec. sub. FRB 2.491%, 11/3/36	545,000	409,615
VICI Properties LP sr. unsec. unsub. notes 4.75%, 2/15/28(R)	214,000	196,775
VICI Properties LP/VICI Note Co., Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/27(R)	81,000	70,945
Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity	115,000	109,538
Wells Fargo & Co. jr. unsec. sub. FRN 3.90%, perpetual maturity	90,000	76,106
Wells Fargo Bank, NA unsec. sub. notes Ser. BKNT, 6.60%, 1/15/38	610,000	637,020
Westpac Banking Corp. sr. unsec. unsub. notes 3.35%, 3/8/27 (Australia)	38,000	35,455
Westpac Banking Corp. unsec. sub. bonds 4.421%, 7/24/39 (Australia)	185,000	148,542

		20,557,606
Health care (1.8%)
AbbVie, Inc. sr. unsec. sub. notes 3.80%, 3/15/25	130,000	125,906
Amgen, Inc. sr. unsec. sub. notes 3.20%, 11/2/27	218,000	199,936
Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26	100,000	91,605
Becton Dickinson and Co. sr. unsec. notes 3.70%, 6/6/27	146,000	135,867
Cigna Corp. company guaranty sr. unsec. unsub. notes 3.75%, 7/15/23	96,000	95,293
CVS Health Corp. sr. unsec. notes 1.30%, 8/21/27	446,000	371,576
CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36	97,529	88,825
DH Europe Finance II SARL company guaranty sr. unsec. notes 2.60%, 11/15/29 (Luxembourg)	230,000	196,582
HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26	35,000	33,822
HCA, Inc. company guaranty sr. notes 4.50%, 2/15/27	178,000	166,165
HCA, Inc. company guaranty sr. notes 4.125%, 6/15/29	30,000	26,310
HCA, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 2/1/25	95,000	93,877
Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45	160,000	125,564
Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45	265,000	223,718
Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26	125,000	117,471
Service Corp. International sr. unsec. notes 4.625%, 12/15/27	25,000	22,625
Service Corp. International sr. unsec. notes 3.375%, 8/15/30	15,000	11,731
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 4.75%, 7/15/45	50,000	44,280
UnitedHealth Group, Inc. sr. unsec. unsub. bonds 2.90%, 5/15/50	160,000	105,088
UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.85%, 6/15/28	220,000	206,778
Viatris, Inc. company guaranty sr. unsec. notes 2.30%, 6/22/27	110,000	89,814
Zoetis, Inc. sr. unsec. notes 3.90%, 8/20/28	285,000	263,881
Zoetis, Inc. sr. unsec. sub. notes 2.00%, 5/15/30	39,000	30,974

		2,867,688
Technology (2.1%)
Alphabet, Inc. sr. unsec. bonds 2.25%, 8/15/60	115,000	64,652
Alphabet, Inc. sr. unsec. notes 1.998%, 8/15/26	120,000	109,514
Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45	468,000	419,923
Broadcom Corp./Broadcom Cayman Finance, Ltd. company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27	122,000	112,225
Broadcom, Inc. company guaranty sr. unsec. bonds 4.15%, 11/15/30	202,000	174,840
Broadcom, Inc. 144A sr. unsec. bonds 4.926%, 5/15/37	273,000	225,108
Dell International, LLC/EMC Corp. company guaranty sr. bonds 8.35%, 7/15/46	11,000	11,865
Meta Platforms, Inc. 144A sr. unsec. unsub. bonds 4.45%, 8/15/52	223,000	181,987
Meta Platforms, Inc. 144A sr. unsec. unsub. notes 3.50%, 8/15/27	122,000	114,084
Microsoft Corp. sr. unsec. unsub. bonds 2.921%, 3/17/52	251,000	177,029
Microsoft Corp. sr. unsec. unsub. bonds 2.675%, 6/1/60	500,000	314,403
Oracle Corp. sr. unsec. bonds 3.95%, 3/25/51	55,000	36,476
Oracle Corp. sr. unsec. bonds 3.65%, 3/25/41	475,000	322,726
Oracle Corp. sr. unsec. notes 1.65%, 3/25/26	240,000	210,288
Oracle Corp. sr. unsec. unsub. bonds 4.00%, 11/15/47	85,000	56,954
salesforce.com, Inc. sr. unsec. bonds 3.05%, 7/15/61	313,000	195,313
salesforce.com, Inc. sr. unsec. bonds 2.90%, 7/15/51	186,000	122,860
Sensata Technologies, Inc. 144A company guaranty sr. unsec. notes 3.75%, 2/15/31	294,000	231,586
ServiceNow, Inc. sr. unsec. notes 1.40%, 9/1/30	145,000	106,758
Workday, Inc. sr. unsec. notes 3.70%, 4/1/29	130,000	116,636

		3,305,227
Transportation (0.1%)
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26	135,000	122,216
Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. notes 4.40%, 7/1/27	75,000	70,380

		192,596
Utilities and power (2.5%)
AES Corp. (The) sr. unsec. notes 1.375%, 1/15/26	222,000	191,234
American Electric Power Co., Inc. sr. unsec. unsub. bonds 3.25%, 3/1/50	100,000	64,405
American Electric Power Co., Inc. sr. unsec. unsub. notes Ser. J, 4.30%, 12/1/28	210,000	196,198
American Transmission Systems, Inc. 144A sr. unsec. bonds 2.65%, 1/15/32	65,000	51,027
Berkshire Hathaway Energy Co. sr. unsec. bonds 6.50%, 9/15/37	3,000	3,115
Berkshire Hathaway Energy Co. sr. unsec. bonds 4.25%, 10/15/50	100,000	80,403
Boardwalk Pipelines LP company guaranty sr. unsec. notes 3.60%, 9/1/32	74,000	58,514
Commonwealth Edison Co. sr. mtge. bonds 5.875%, 2/1/33	2,000	2,035
Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42	85,000	67,093
Dominion Energy, Inc. sr. unsec. unsub. bonds 4.90%, 8/1/41	135,000	118,867
Duke Energy Corp. sr. unsec. bonds 4.20%, 6/15/49	65,000	49,151
Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27	180,000	162,865
Duke Energy Ohio, Inc. sr. bonds 3.65%, 2/1/29	195,000	178,187
Duke Energy Ohio, Inc. sr. notes 3.80%, 9/1/23	72,000	71,339
El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32	207,000	230,760
Enbridge, Inc. company guaranty sr. unsec. unsub. bonds 4.50%, 6/10/44 (Canada)	90,000	71,778
Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)	95,000	90,436
Energy Transfer LP company guaranty sr. unsec. notes 5.875%, 1/15/24	84,000	84,171
Energy Transfer LP company guaranty sr. unsec. notes 5.50%, 6/1/27	182,000	177,285
Energy Transfer LP company guaranty sr. unsec. notes 2.90%, 5/15/25	37,000	34,488
Energy Transfer LP jr. unsec. sub. FRN 6.625%, perpetual maturity	125,000	91,250
Energy Transfer LP sr. unsec. unsub. notes 6.50%, 2/1/42	20,000	18,612
Enterprise Products Operating, LLC company guaranty sr. unsec. notes 2.80%, 1/31/30	84,000	70,148
Enterprise Products Operating, LLC company guaranty sr. unsec. unsub. bonds 4.25%, 2/15/48	315,000	242,109
Florida Power & Light Co. sr. bonds 4.125%, 2/1/42	203,000	169,744
IPALCO Enterprises, Inc. sr. notes 4.25%, 5/1/30	105,000	91,097
IPALCO Enterprises, Inc. sr. sub. notes 3.70%, 9/1/24	30,000	28,776
Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44	86,000	71,955
NRG Energy, Inc. 144A company guaranty sr. notes 3.75%, 6/15/24	123,000	118,410
NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 3.875%, 2/15/32	70,000	54,603
Oncor Electric Delivery Co., LLC sr. notes 5.75%, 3/15/29	161,000	165,529
Pacific Gas and Electric Co. notes 2.10%, 8/1/27	100,000	80,837
Pacific Gas and Electric Co. sr. bonds 5.90%, 6/15/32	121,000	110,342
Pacific Gas and Electric Co. sr. bonds 4.95%, 7/1/50	145,000	106,129
PacifiCorp sr. bonds 2.70%, 9/15/30	133,000	111,058
Vistra Operations Co., LLC 144A company guaranty sr. notes 4.30%, 7/15/29	82,000	69,872
Vistra Operations Co., LLC 144A company guaranty sr. notes 3.55%, 7/15/24	98,000	93,377
WEC Energy Group, Inc. jr. unsec. sub. FRN Ser. A, (ICE LIBOR USD 3 Month + 2.11%), 5.018%, 5/15/67	305,000	253,150

		3,930,349

Total corporate bonds and notes (cost $57,321,993)		$49,271,197

COLLATERALIZED LOAN OBLIGATIONS (4.7%)(a)
	Principal amount	Value
AGL CLO 6, Ltd. 144A FRB Ser. 21-6A, Class AR, (ICE LIBOR USD 3 Month + 1.20%), 3.91%, 7/20/34 (Cayman Islands)	$204,000	$195,451
BlueMountain CLO XXXII, Ltd. 144A FRB Ser. 21-32A, Class A, (ICE LIBOR USD 3 Month + 1.17%), 3.682%, 10/15/34 (Cayman Islands)	250,000	238,692
CarVal CLO II, Ltd. 144A FRB Ser. 21-1A, Class ANR, (ICE LIBOR USD 3 Month + 1.11%), 3.82%, 4/20/32 (Cayman Islands)	285,000	275,734
Cent CLO 21, Ltd. 144A FRB Ser. 21-21A, Class A1R3, (ICE LIBOR USD 3 Month + 0.97%), 3.739%, 7/27/30 (Cayman Islands)	283,000	276,533
Dryden CLO, Ltd. 144A FRB Ser. 21-72A, Class AR, (ICE LIBOR USD 3 Month + 1.08%), 3.985%, 5/15/32 (Cayman Islands)	250,000	241,510
Elmwood CLO IV, Ltd. 144A FRB Ser. 20-1A, Class A, (ICE LIBOR USD 3 Month + 1.24%), 3.752%, 4/15/33 (Cayman Islands)	400,000	386,784
Galaxy XXII CLO, Ltd. 144A FRB Ser. 21-22A, Class ARR, (ICE LIBOR USD 3 Month + 1.20%), 3.94%, 4/16/34 (Cayman Islands)	250,000	241,315
Gulf Stream Meridian 4, Ltd. 144A FRB Ser. 21-4A, Class A1, (ICE LIBOR USD 3 Month + 1.20%), 3.712%, 7/15/34 (Cayman Islands)	536,000	513,693
Kayne CLO 6, Ltd. 144A FRB Ser. 19-6A, Class A1, (ICE LIBOR USD 3 Month + 1.38%), 4.09%, 1/20/33 (Cayman Islands)	285,000	277,807
LCM XXI LP 144A FRB Ser. 21A, Class AR, (ICE LIBOR USD 3 Month + 0.88%), 3.59%, 4/20/28 (Cayman Islands)	129,388	128,144
Madison Park Funding XIV, Ltd. 144A FRB Ser. 18-14A, Class A2RR, (ICE LIBOR USD 3 Month + 1.40%), 4.159%, 10/22/30 (Cayman Islands)	250,000	239,496
Madison Park Funding XVIII, Ltd. 144A FRB Ser. 21-18A, Class ARR, (ICE LIBOR USD 3 Month + 0.94%), 3.672%, 10/21/30 (Cayman Islands)	284,000	277,822
Madison Park Funding XXX, Ltd. 144A FRB Ser. 18-30A, Class A, (ICE LIBOR USD 3 Month + 0.75%), 3.262%, 4/15/29	240,648	235,389
Magnetite CLO XXXIII, Ltd. 144A FRB Ser. 22-33A, Class A, (CME TERM SOFR 3 Month + 1.50%), 4.207%, 7/20/35 (Cayman Islands)	250,000	242,663
Marathon CLO XIII, Ltd. 144A FRB Ser. 21-1A, Class AANR, (ICE LIBOR USD 3 Month + 1.32%), 3.832%, 4/15/32 (Cayman Islands)	100,000	96,471
Neuberger Berman Loan Advisers CLO 34, Ltd. 144A FRB Ser. 22-34A, Class A1R, (CME TERM SOFR 3 Month + 1.24%), 3.717%, 1/20/35 (Cayman Islands)	250,000	242,667
OCP CLO, Ltd. 144A FRB Ser. 21-8RA, Class A1, (ICE LIBOR USD 3 Month + 1.22%), 3.96%, 1/17/32 (Cayman Islands)	250,000	243,349
Octagon Investment Partners 29, Ltd. 144A FRB Ser. 20-1A, Class AR, (ICE LIBOR USD 3 Month + 1.18%), 3.963%, 1/24/33 (Cayman Islands)	330,000	317,485
OZLM VII, Ltd. 144A FRB Ser. 18-7RA, Class A1R, (ICE LIBOR USD 3 Month + 1.01%), 3.75%, 7/17/29 (Cayman Islands)	315,216	308,633
Palmer Square CLO, Ltd. 144A FRB Ser. 21-2A, Class A, (ICE LIBOR USD 3 Month + 1.15%), 3.662%, 7/15/34 (Cayman Islands)	253,000	241,528
Park Avenue Institutional Advisers CLO, Ltd. 144A FRB Ser. 19-1A, Class A2A, (ICE LIBOR USD 3 Month + 2.00%), 4.905%, 5/15/32 (Cayman Islands)	250,000	234,613
Regatta XXIII Funding, Ltd. 144A FRB Ser. 21-4A, Class A1, (ICE LIBOR USD 3 Month + 1.15%), 3.86%, 1/20/35 (Cayman Islands)	594,000	562,996
Rockford Tower CLO, Ltd. 144A FRB Ser. 21-1A, Class A1, (ICE LIBOR USD 3 Month + 1.17%), 3.88%, 7/20/34 (Cayman Islands)	250,000	239,087
RR, 14, Ltd. 144A FRB Ser. 21-14A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 3.632%, 4/15/36 (Cayman Islands)	300,000	286,806
Sound Point CLO XIV, Ltd. 144A FRB Ser. 21-3A, Class AR2, (ICE LIBOR USD 3 Month + 0.99%), 3.773%, 1/23/29 (Cayman Islands)	146,493	144,053
Sound Point CLO XVIII, Ltd. 144A FRB Ser. 18-4A, Class A1, (ICE LIBOR USD 3 Month + 1.12%), 3.83%, 1/21/31 (Cayman Islands)	250,000	240,963
Sound Point CLO XXIII, Ltd. 144A FRB Ser. 21-2A, Class AR, (ICE LIBOR USD 3 Month + 1.17%), 3.682%, 7/15/34 (Cayman Islands)	350,000	329,707
Wellfleet CLO, Ltd. 144A FRB Ser. 18-1A, Class A, (ICE LIBOR USD 3 Month + 1.10%), 3.84%, 7/17/31	250,000	242,282

Total collateralized loan obligations (cost $7,701,013)		$7,501,673

ASSET-BACKED SECURITIES (1.2%)(a)
	Principal amount	Value
1Sharpe Mortgage Trust 144A FRB Ser. 20-1, Class NOTE, (ICE LIBOR USD 3 Month + 2.90%), 3.025%, 7/25/24	$398,936	$397,939
Mello Warehouse Securitization Trust 144A FRB Ser. 21-3, Class D, (ICE LIBOR USD 1 Month + 2.00%), 5.084%, 11/25/55	287,000	267,869
Mortgage Repurchase Agreement Financing Trust II 144A FRN Ser. 22-S1, Class A1, (US 30 Day Average SOFR + 2.00%), 2.889%, 3/30/25	125,000	125,000
MRA Issuance Trust 144A FRB Ser. 22-2, Class A3, (US SOFR Compounded Index + 1.25%), 3.54%, 1/17/23	500,000	500,000
Station Place Securitization Trust 144A
FRB Ser. 22-3, Class A1, (CME Term SOFR 1 Month + 1.25%), 4.314%, 5/29/23	479,000	479,000
FRB Ser. 21-14, Class A1, (ICE LIBOR USD 1 Month + 0.70%), 3.784%, 12/8/22	179,000	179,000

Total asset-backed securities (cost $1,954,945)		$1,948,808

PURCHASED SWAP OPTIONS OUTSTANDING (0.5%)(a)
Counterparty Fixed right % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Bank of America N.A.
0.485/3 month USD-LIBOR-ICE/Jan-25	Jan-24/0.485	$24,072,200	$3,852
Morgan Stanley & Co. International PLC
3.00/3 month USD-LIBOR-ICE/Feb-73	Feb-48/3.00	$3,110,300	298,713
3.00/3 month USD-LIBOR-ICE/Apr-72	Apr-47/3.00	$3,110,300	286,521
2.75/3 month USD-LIBOR-ICE/May-73	May-48/2.75	$3,110,300	261,172

Total purchased swap options outstanding (cost $1,125,188)			$850,258

SHORT-TERM INVESTMENTS (23.2%)(a)
		Principal amount/shares	Value
Putnam Short Term Investment Fund Class P 3.11%(AFF)	Shares	22,199,698	$22,199,698
State Street Institutional U.S. Government Money Market Fund, Premier Class 2.94%(P)	Shares	923,000	923,000
U.S. Treasury Bills 2.800%, 11/8/22(SEGSF)(SEGCCS)(SEGTBA)		$5,200,000	5,185,915
U.S. Treasury Bills 2.351%, 10/4/22(SEG)(SEGSF)(SEGCCS)(SEGTBA)		3,400,000	3,399,772
U.S. Treasury Bills 2.840%, 11/25/22(SEGSF)(SEGCCS)		1,700,000	1,692,958
U.S. Treasury Bills 2.528%, 10/18/22(SEG)(SEGSF)(SEGCCS)(SEGTBA)		1,400,000	1,398,523
U.S. Treasury Bills 2.703%, 11/1/22(SEG)(SEGSF)		1,400,000	1,396,990
U.S. Treasury Bills 2.836%, 11/17/22(SEGSF)(SEGCCS)		300,000	298,931
U.S. Treasury Bills zero%, 9/7/23(i)		199,000	191,756

Total short-term investments (cost $36,685,527)			$36,687,543
TOTAL INVESTMENTS

Total investments (cost $292,019,992)			$267,310,326

FUTURES CONTRACTS OUTSTANDING at 9/30/22 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)
U.S. Treasury Bond 30 yr (Long)	31	$3,918,594	$3,918,594	Dec-22	$(335,015)
U.S. Treasury Bond Ultra 30 yr (Long)	72	9,864,000	9,864,000	Dec-22	(1,001,413)
U.S. Treasury Note 2 yr (Long)	17	3,491,641	3,491,641	Dec-22	(53,163)
U.S. Treasury Note 2 yr (Short)	267	54,839,297	54,839,297	Dec-22	843,891
U.S. Treasury Note 5 yr (Long)	152	16,341,188	16,341,188	Dec-22	(519,318)
U.S. Treasury Note 5 yr (Short)	49	5,267,883	5,267,883	Dec-22	167,562
U.S. Treasury Note 10 yr (Long)	123	13,783,688	13,783,688	Dec-22	(617,152)
U.S. Treasury Note Ultra 10 yr (Long)	24	2,843,625	2,843,625	Dec-22	(185,413)

Unrealized appreciation					1,011,453

Unrealized (depreciation)					(2,711,474)

Total					$(1,700,021)

WRITTEN SWAP OPTIONS OUTSTANDING at 9/30/22 (premiums $9,229,452) (Unaudited)
Counterparty Fixed Obligation % to receive or (pay)/ Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value
Bank of America N.A.
0.985/3 month USD-LIBOR-ICE/Jan-25	Jan-24/0.985	$24,072,200	$732,276
3.195/3 month USD-LIBOR-ICE/Nov-55	Nov-25/3.195	14,363,800	1,450,600
(3.195)/3 month USD-LIBOR-ICE/Nov-55	Nov-25/3.195	14,363,800	1,715,469
Citibank, N.A.
(1.865)/3 month USD-LIBOR-ICE/Oct-39	Oct-29/1.865	1,877,700	41,178
1.865/3 month USD-LIBOR-ICE/Oct-39	Oct-29/1.865	1,877,700	243,932
JPMorgan Chase Bank N.A.
(1.07)/3 month USD-LIBOR-ICE/Mar-32	Mar-27/1.07	2,064,700	12,884
1.07/3 month USD-LIBOR-ICE/Mar-32	Mar-27/1.07	2,064,700	209,980
(3.229)/3 month USD-LIBOR-ICE/Nov-33	Nov-23/3.229	14,803,400	374,970
3.229/3 month USD-LIBOR-ICE/Nov-33	Nov-23/3.229	14,803,400	948,454
Morgan Stanley & Co. International PLC
(3.00)/3 month USD-LIBOR-ICE/Apr-48	Apr-23/3.00	3,110,300	76,980
(2.97)/3 month USD-LIBOR-ICE/Feb-36	Feb-26/2.97	2,320,400	85,066
(3.01)/3 month USD-LIBOR-ICE/Feb-36	Feb-26/3.01	2,320,400	88,082
(3.00)/3 month USD-LIBOR-ICE/Jan-49	Jan-24/3.00	3,110,300	159,527
(2.75)/3 month USD-LIBOR-ICE/May-49	May-25/2.75	3,110,300	179,122
3.01/3 month USD-LIBOR-ICE/Feb-36	Feb-26/3.01	2,320,400	188,184
2.97/3 month USD-LIBOR-ICE/Feb-36	Feb-26/2.97	2,320,400	192,013
Toronto-Dominion Bank
(1.17)/3 month USD-LIBOR-ICE/Mar-55	Mar-25/1.17	161,600	1,828
1.17/3 month USD-LIBOR-ICE/Mar-55	Mar-25/1.17	323,100	114,930
UBS AG
(1.9875)/3 month USD-LIBOR-ICE/Oct-36	Oct-26/1.9875	2,178,100	38,705
1.9875/3 month USD-LIBOR-ICE/Oct-36	Oct-26/1.9875	2,178,100	289,448

Total			$7,143,628

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 9/30/22 (Unaudited)
Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)
Bank of America N.A.
(1.115)/3 month USD-LIBOR-ICE/Jan-26 (Written)	Jan-25/1.115	$23,206,800	$97,759	$64,283
1.115/3 month USD-LIBOR-ICE/Jan-26 (Written)	Jan-25/1.115	23,206,800	97,759	(498,250)
(1.085)/3 month USD-LIBOR-ICE/Apr-34 (Written)	Apr-24/1.085	16,923,300	232,272	175,325
2.25/US SOFR/Jan-33 (Purchased)	Jan-23/2.25	10,419,500	(168,951)	(151,291)
2.245/US SOFR/Jan-33 (Purchased)	Jan-23/2.245	10,419,500	(169,858)	(152,437)
(1.39)/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	8,921,100	(102,593)	270,309
1.39/US SOFR/Dec-26 (Purchased)	Dec-24/1.39	8,921,100	(102,593)	(65,213)
2.17/3 month USD-LIBOR-ICE/Apr-34 (Purchased)	Apr-24/2.17	8,461,600	(408,695)	(299,456)
2.415/3 month USD-LIBOR-ICE/Oct-33 (Written)	Oct-23/2.415	7,528,300	159,035	(701,562)
(3.073)/US SOFR/Jun-37 (Written)	Jun-27/3.073	6,226,000	452,942	40,282
3.073/US SOFR/Jun-37 (Written)	Jun-27/3.073	6,226,000	452,942	(51,302)
(1.29)/3 month USD-LIBOR-ICE/Mar-34 (Written)	Mar-24/1.29	4,230,800	66,000	49,585
(2.41)/US SOFR/Oct-32 (Written)	Oct-22/2.41	3,646,800	51,953	51,602
(2.42)/US SOFR/Oct-32 (Written)	Oct-22/2.42	3,646,800	51,851	51,493
2.29/3 month USD-LIBOR-ICE/Mar-34 (Purchased)	Mar-24/2.29	2,961,600	(145,668)	(105,996)
(3.101)/US SOFR/Jun-39 (Written)	Jun-29/3.101	2,465,500	192,556	6,016
3.101/US SOFR/Jun-39 (Written)	Jun-29/3.101	2,465,500	192,556	(15,853)
(2.485)/3 month USD-LIBOR-ICE/Oct-54 (Purchased)	Oct-24/2.485	2,428,500	(146,560)	273,692
(1.275)/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	$2,259,800	$(294,339)	$305,728
1.275/3 month USD-LIBOR-ICE/Mar-50 (Purchased)	Mar-30/1.275	2,259,800	(294,339)	(166,818)
(1.6125)/US SOFR/Dec-41 (Written)	Dec-31/1.6125	1,474,600	109,489	42,881
1.6125/US SOFR/Dec-41 (Written)	Dec-31/1.6125	1,474,600	109,489	(97,442)
(2.46)/US SOFR/Jun-59 (Written)	Jun-29/2.46	1,196,000	168,995	(2,930)
2.46/US SOFR/Jun-59 (Written)	Jun-29/2.46	1,196,000	168,995	(26,850)
Barclays Bank PLC
(2.232)/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232	1,797,000	(217,707)	100,848
2.232/3 month USD-LIBOR-ICE/Jun-51 (Purchased)	Jun-31/2.232	1,797,000	(217,707)	(59,391)
Citibank, N.A.
(2.842)/US SOFR/Nov-32 (Written)	Nov-22/2.842	15,050,900	132,448	111,828
(1.90)/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90	13,281,900	(177,048)	314,781
1.90/3 month USD-LIBOR-ICE/Jun-28 (Purchased)	Jun-26/1.90	13,281,900	(177,048)	(80,488)
(1.194)/3 month USD-LIBOR-ICE/Jun-25 (Written)	Jun-23/1.194	13,281,900	100,677	95,364
1.194/3 month USD-LIBOR-ICE/Jun-25 (Written)	Jun-23/1.194	13,281,900	100,677	(671,931)
(2.285)/3 month USD-LIBOR-ICE/Mar-51 (Purchased)	Mar-41/2.285	11,799,100	(1,018,852)	132,740
2.285/3 month USD-LIBOR-ICE/Mar-51 (Purchased)	Mar-41/2.285	11,799,100	(1,018,852)	7,905
(1.752)/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752	7,794,900	(254,114)	413,909
1.752/3 month USD-LIBOR-ICE/Dec-31 (Purchased)	Dec-26/1.752	7,794,900	(254,114)	(133,683)
1.999/US SOFR/Jan-33 (Purchased)	Jan-23/1.999	6,095,300	(45,105)	(41,631)
(2.795)/US SOFR/Oct-32 (Purchased)	Oct-22/2.795	3,213,400	(65,553)	138,273
2.795/US SOFR/Oct-32 (Purchased)	Oct-22/2.795	3,213,400	(65,553)	(64,654)
2.394/US SOFR/Sep-33 (Purchased)	Sep-23/2.394	2,574,500	(31,151)	(667)
(1.826)/US SOFR/Jan-42 (Purchased)	Jan-32/1.826	1,934,400	(142,855)	109,332
1.826/US SOFR/Jan-42 (Purchased)	Jan-32/1.826	1,934,400	(142,855)	(48,476)
(1.99)/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	1,870,800	(147,326)	85,589
1.99/US SOFR/Feb-42 (Purchased)	Feb-32/1.99	1,870,800	(147,326)	(47,406)
(1.724)/US SOFR/Mar-53 (Purchased)	Mar-23/1.724	1,246,300	(94,033)	215,199
1.724/US SOFR/Mar-53 (Purchased)	Mar-23/1.724	1,246,300	(94,033)	(89,459)
(1.102)/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102	1,155,500	(36,716)	224,421
1.102/3 month USD-LIBOR-ICE/Nov-32 (Purchased)	Nov-22/1.102	1,155,500	(36,716)	(36,525)
(1.735)/US SOFR/Mar-53 (Purchased)	Mar-23/1.735	1,048,600	(77,518)	180,537
1.735/US SOFR/Mar-53 (Purchased)	Mar-23/1.735	1,048,600	(77,518)	(73,549)
(2.689)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	22,181
2.689/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.689	875,000	(112,656)	(59,614)
(1.75)/US SOFR/Mar-53 (Purchased)	Mar-23/1.75	564,900	(42,283)	95,220
1.75/US SOFR/Mar-53 (Purchased)	Mar-23/1.75	564,900	(42,283)	(40,119)
Goldman Sachs International
2.07/3 month USD-LIBOR-ICE/Aug-33 (Written)	Aug-23/2.07	4,323,000	89,486	(514,307)
(2.40)/US SOFR/May-57 (Purchased)	May-27/2.40	3,103,000	(400,287)	115,618
2.40/US SOFR/May-57 (Purchased)	May-27/2.40	3,103,000	(400,287)	(43,970)
(2.544)/US SOFR/Nov-32 (Purchased)	Nov-22/2.544	2,075,200	(42,542)	132,315
2.544/US SOFR/Nov-32 (Purchased)	Nov-22/2.544	2,075,200	(42,542)	(41,712)
(1.727)/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/1.727	1,105,300	(165,242)	149,304
1.727/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/1.727	1,105,300	(101,356)	(68,241)
(2.8175)/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	13,586
2.8175/3 month USD-LIBOR-ICE/Mar-47 (Purchased)	Mar-27/2.8175	785,300	(99,144)	(32,299)
(1.71)/3 month USD-LIBOR-ICE/Dec-56 (Written)	Dec-26/1.71	745,600	100,954	57,747
1.71/3 month USD-LIBOR-ICE/Dec-56 (Written)	Dec-26/1.71	745,600	100,954	(105,972)
2.41/3 month USD-LIBOR-ICE/Aug-33 (Written)	Aug-23/2.41	204,300	2,983	(20,448)
JPMorgan Chase Bank N.A.
(1.70)/US SOFR/Jan-29 (Written)	Jan-24/1.70	3,158,700	67,399	51,297
1.70/US SOFR/Jan-29 (Written)	Jan-24/1.70	3,158,700	67,399	(202,094)
(2.031)/3 month USD-LIBOR-ICE/Feb-41 (Purchased)	Feb-31/2.031	2,608,100	(178,394)	172,082
2.031/3 month USD-LIBOR-ICE/Feb-41 (Purchased)	Feb-31/2.031	2,608,100	(178,394)	(65,698)
(1.168)/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.168	2,175,500	139,993	95,330
1.168/3 month USD-LIBOR-ICE/Jun-37 (Written)	Jun-27/1.168	2,175,500	139,993	(272,960)
(1.985)/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.985	1,862,900	(127,795)	126,584
1.985/3 month USD-LIBOR-ICE/Jan-41 (Purchased)	Jan-31/1.985	1,862,900	(127,795)	(48,640)
(2.032)/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/2.032	785,400	(90,714)	95,748
2.032/3 month USD-LIBOR-ICE/Jan-55 (Purchased)	Jan-25/2.032	785,400	(90,714)	(58,143)
(1.81)/US SOFR/Jan-37 (Written)	Jan-27/1.81	489,600	28,935	14,531
1.81/US SOFR/Jan-37 (Written)	Jan-27/1.81	489,600	28,935	(37,704)
Morgan Stanley & Co. International PLC
2.1075/US SOFR/Jan-33 (Purchased)	Jan-23/2.1075	10,419,500	(156,813)	(143,893)
2.195/US SOFR/Jan-33 (Purchased)	Jan-23/2.195	10,419,500	(165,410)	(149,520)
(2.94)/US SOFR/Aug-37 (Written)	Aug-27/2.94	4,967,900	338,811	31,347
2.94/US SOFR/Aug-37 (Written)	Aug-27/2.94	4,967,900	334,836	(89,571)
(2.36)/US SOFR/Oct-32 (Written)	Oct-22/2.36	3,646,800	51,602	51,238
(2.27375)/US SOFR/Oct-32 (Written)	Oct-22/2.27375	3,646,800	48,958	48,685
(2.505)/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505	875,000	(134,050)	19,793
2.505/3 month USD-LIBOR-ICE/Nov-49 (Purchased)	Nov-24/2.505	875,000	(94,150)	(50,584)
3.27/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	(3,959)
(3.27)/3 month USD-LIBOR-ICE/Oct-53 (Purchased)	Oct-23/3.27	126,800	(14,468)	(4,405)
Toronto-Dominion Bank
(1.937)/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937	1,398,800	(73,157)	127,878
1.937/3 month USD-LIBOR-ICE/Feb-36 (Purchased)	Feb-26/1.937	1,398,800	(73,157)	(43,559)
(2.095)/3 month USD-LIBOR-ICE/Feb-56 (Written)	Feb-26/2.095	604,200	79,452	41,539
2.095/3 month USD-LIBOR-ICE/Feb-56 (Written)	Feb-26/2.095	604,200	79,452	(59,363)
(2.405)/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405	412,400	(28,765)	19,923
2.405/3 month USD-LIBOR-ICE/Mar-41 (Purchased)	Mar-31/2.405	412,400	(28,765)	(7,860)
UBS AG
(0.87)/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-27/0.87	12,278,900	(82,821)	232,317
0.87/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-27/0.87	12,278,900	(82,821)	(51,449)
(0.983)/3 month USD-LIBOR-ICE/Apr-32 (Purchased)	Apr-30/0.983	4,911,600	(77,849)	139,293
0.983/3 month USD-LIBOR-ICE/Apr-32 (Purchased)	Apr-30/0.983	4,911,600	(77,849)	(40,815)
(0.8925)/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-23/0.8925	3,683,700	(78,094)	433,314
0.8925/3 month USD-LIBOR-ICE/Apr-28 (Purchased)	Apr-23/0.8925	3,683,700	(78,094)	(76,179)
(0.958)/3 month USD-LIBOR-ICE/May-30 (Written)	May-25/0.958	2,946,900	78,314	60,824
0.958/3 month USD-LIBOR-ICE/May-30 (Written)	May-25/0.958	2,946,900	78,314	(265,516)
(0.902)/3 month USD-LIBOR-ICE/Apr-35 (Purchased)	Apr-25/0.902	1,473,500	(82,442)	234,787
0.902/3 month USD-LIBOR-ICE/Apr-35 (Purchased)	Apr-25/0.902	1,473,500	(82,442)	(69,151)
(1.715)/3 month USD-LIBOR-ICE/Feb-53 (Purchased)	Feb-23/1.715	699,400	(63,121)	148,224
1.715/3 month USD-LIBOR-ICE/Feb-53 (Purchased)	Feb-23/1.715	699,400	(63,121)	(61,946)

Unrealized appreciation				6,192,627

Unrealized (depreciation)				(6,412,951)

Total				$(220,324)

TBA SALE COMMITMENTS OUTSTANDING at 9/30/22 (proceeds receivable $18,867,285) (Unaudited)
Agency	Principal amount	Settlement date	Value
Uniform Mortgage-Backed Securities, 3.50%, 10/1/52	$6,000,000	10/13/22	$5,395,311
Uniform Mortgage-Backed Securities, 3.00%, 10/1/52	9,000,000	10/13/22	7,824,376
Uniform Mortgage-Backed Securities, 2.50%, 10/1/52	2,000,000	10/13/22	1,678,281
Uniform Mortgage-Backed Securities, 2.00%, 10/1/52	4,000,000	10/13/22	3,236,625

Total			$18,134,593

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 9/30/22 (Unaudited)
	Notional amount		Value		Upfront premium received (paid)	Termi- nation date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)
		$5,165,700	$987,165		$216,375	9/1/32	3 month USD-LIBOR-ICE — Quarterly	1.512% — Semiannually	$(777,550)
		16,699,000	715,218		807	12/23/23	0.695% — Annually	US SOFR — Annually	746,058
		3,832,000	414,584		(615)	12/23/26	US SOFR — Annually	1.085% — Annually	(408,882)
		13,584,000	2,417,001		(3,534)	12/23/31	US SOFR — Annually	1.285% — Annually	(2,376,858)
		10,320,000	3,170,098		(18,375)	12/23/51	US SOFR — Annually	1.437% — Annually	(3,207,137)
		5,436,000	232,715		(553)	12/24/23	0.697% — Annually	US SOFR — Annually	240,104
		5,260,000	567,081		(704)	12/24/26	1.096% — Annually	US SOFR — Annually	551,918
		17,192,000	3,059,488		(7,675)	12/24/31	1.285% — Annually	US SOFR — Annually	2,998,024
		1,625,000	499,769		(878)	12/24/51	1.435% — Annually	US SOFR — Annually	491,281
		499,000	145,074		(81)	12/31/51	1.525% — Annually	US SOFR — Annually	142,232
		1,195,000	127,471		(159)	12/31/26	US SOFR — Annually	1.135% — Annually	(124,397)
		290,200	14,371	(E)	(6)	1/15/47	1.724% — Annually	US SOFR — Annually	14,364
		1,514,000	396,819		(52)	1/21/52	1.679% — Annually	US SOFR — Annually	387,119
		1,314,000	357,395		(45)	1/19/52	US SOFR — Annually	1.626% — Annually	(350,370)
		4,174,000	1,113,248		(142)	2/1/52	1.6545% — Annually	US SOFR — Annually	1,088,042
		860,600	53,108	(E)	(29)	2/13/57	1.68% — Annually	US SOFR — Annually	53,078
		4,273,600	975,577		(146)	2/24/52	US SOFR — Annually	1.86% — Annually	(949,172)
		51,000	12,578		(2)	2/29/52	US SOFR — Annually	1.762% — Annually	(12,354)
		1,700,000	244,290		(23)	2/29/32	US SOFR — Annually	1.75% — Annually	(235,152)
		3,255,000	286,668		(26)	2/28/27	1.675% — Annually	US SOFR — Annually	270,266
		3,354,000	128,223		(13)	2/29/24	US SOFR — Annually	1.47709% — Annually	(115,329)
		1,072,400	159,831		(14)	3/7/32	3 month USD-LIBOR-ICE — Quarterly	1.9575% — Semiannually	(160,694)
		2,443,000	391,075		(32)	3/9/32	1.5475% — Annually	US SOFR — Annually	380,741
		2,533,000	406,698		(34)	3/9/32	1.5415% — Annually	US SOFR — Annually	396,537
		1,335,000	193,749		(18)	3/11/32	1.737% — Annually	US SOFR — Annually	187,956
		4,800,000	128,544		(18)	4/7/24	2.45% — Annually	US SOFR — Annually	95,858
		1,910,000	109,386		(15)	4/7/27	US SOFR — Annually	2.465% — Annually	(96,236)
		482,000	47,501		(6)	4/7/23	2.3305% — Annually	US SOFR — Annually	44,670
		419,000	76,723		(14)	4/7/52	US SOFR — Annually	2.1005% — Annually	(74,695)
		1,330,000	183,766		(45)	4/14/52	US SOFR — Annually	2.3395% — Annually	(174,341)
		496,000	42,358		(7)	4/14/32	US SOFR — Annually	2.4965% — Annually	(38,504)
		164,000	9,296		(1)	4/14/27	2.483% — Annually	US SOFR — Annually	8,195
		7,267,000	201,659		(27)	4/14/24	2.405% — Annually	US SOFR — Annually	149,286
		8,507,100	414,041		(80)	5/2/27	US SOFR — Annually	2.685% — Annually	(355,044)
		12,392,500	329,641		(47)	5/25/24	2.5945% — Annually	US SOFR — Annually	282,454
		968,000	104,060		(33)	5/25/52	US SOFR — Annually	2.501% — Annually	(100,076)
		413,700	22,154	(E)	(14)	5/28/57	2.40% — Annually	US SOFR — Annually	22,140
		3,285,000	213,854		(44)	6/7/32	US SOFR — Annually	2.7565% — Annually	(197,970)
		664,000	56,174		(23)	6/7/52	US SOFR — Annually	2.622% — Annually	(53,799)
		9,738,800	580,043		(129)	6/8/32	US SOFR — Annually	2.825% — Annually	(542,037)
		1,694,800	332,689		(212,721)	6/22/52	2.3075% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	110,757
		6,617,000	153,647		(25)	6/10/24	US SOFR — Annually	2.833% — Annually	(125,952)
		5,520,000	244,591		(45)	6/10/27	2.8025% — Annually	US SOFR — Annually	222,069
		27,978,500	423,874		(105)	6/15/24	US SOFR — Annually	3.3385% — Annually	(281,231)
		14,788,500	414,965		(120)	6/15/27	3.185% — Annually	US SOFR — Annually	345,572
		2,972,500	168,957	(E)	(42)	2/3/33	3.13% — Semiannually	3 month USD-LIBOR-ICE — Quarterly	168,915
		361,000	33,544		(12)	7/8/52	US SOFR — Annually	2.5765% — Annually	(32,831)
		5,960,000	406,293		(79)	7/15/32	US SOFR — Annually	2.723% — Annually	(392,960)
		3,424,700	313,086		(117)	8/22/52	2.5823% — Annually	US SOFR — Annually	309,525
		2,240,200	182,419	(E)	(32)	1/31/33	2.545% — Annually	US SOFR — Annually	182,388
		2,240,200	181,479	(E)	(32)	1/31/33	2.55% — Annually	US SOFR — Annually	181,447
		2,109,900	180,418	(E)	(30)	2/1/33	2.495% — Annually	US SOFR — Annually	180,388
		7,145,000	661,627		(95)	8/2/32	US SOFR — Annually	2.4275% — Annually	(660,691)
		2,063,100	191,270	(E)	(29)	2/1/33	2.4075% — Annually	US SOFR — Annually	191,241
		404,600	12,887	(E)	(8)	4/1/42	US SOFR — Annually	2.63% — Annually	(12,894)
		650,000	46,950	(E)	(10)	3/24/35	US SOFR — Annually	2.39% — Annually	(46,959)
		610,500	63,590		(18)	8/10/42	2.645% — Annually	US SOFR — Annually	63,355
		1,034,800	113,683		(2,307)	8/10/42	US SOFR — Annually	2.605% — Annually	(115,558)
		424,400	47,444		(13)	8/10/42	2.5915% — Annually	US SOFR — Annually	47,232
		5,095,000	250,725	(E)	(48)	2/6/29	2.40% — Annually	US SOFR — Annually	250,677
		3,427,000	265,695		(45)	8/16/32	US SOFR — Annually	2.613% — Annually	(264,214)
		430,100	3,776	(E)	(10)	1/15/47	2.49% — Annually	US SOFR — Annually	3,767
		220,000	12,929		(3)	8/25/32	US SOFR — Annually	2.8415% — Annually	(12,801)
		748,000	31,640	(E)	(11)	2/21/35	2.785% — Annually	US SOFR — Annually	31,629
		7,374,600	110,029		(28)	9/6/24	US SOFR — Annually	3.413% — Annually	(104,493)
		2,141,000	29,846	(E)	(12)	1/15/27	US SOFR — Annually	2.73% — Annually	(29,857)
		4,733,400	199,702		(62)	9/13/32	3.043% — Annually	US SOFR — Annually	197,442
		219,000	2,424	(E)	(4)	1/15/42	2.9825% — Annually	US SOFR — Annually	2,420
		802,000	23,908		(27)	9/26/52	2.905% — Annually	US SOFR — Annually	23,690
		4,170,000	66,095		(39)	9/26/27	US SOFR — Annually	3.465% — Annually	(64,820)
		824,000	21,292		(11)	9/19/32	3.24% — Annually	US SOFR — Annually	20,996
		3,035,000	2,458	(E)	(3,106)	12/21/24	4.20% — Annually	US SOFR — Annually	(647)
		40,241,000	20,925	(E)	85,033	12/21/27	3.80% — Annually	US SOFR — Annually	105,958
		1,111,000	13,410	(E)	5,259	12/21/32	US SOFR — Annually	3.40% — Annually	(8,150)
		4,132,000	39,171	(E)	(34,478)	12/21/52	US SOFR — Annually	3.00% — Annually	(73,650)
		337,000	2,450	(E)	(11)	2/13/57	2.40% — Annually	US SOFR — Annually	(2,461)
		10,350,000	192,200		(137)	9/23/32	3.3275% — Annually	US SOFR — Annually	190,029
		1,666,000	14,078		(22)	9/26/32	US SOFR — Annually	3.449% — Annually	(13,578)
		2,101,869	34,197		(71)	9/28/52	2.976% — Annually	US SOFR — Annually	33,605
		1,090,500	851		(37)	9/29/52	3.0575% — Annually	US SOFR — Annually	628
		1,090,500	229		(37)	9/29/52	3.0605% — Annually	US SOFR — Annually	7
		132,000	284		(1)	9/29/24	4.321% — Annually	US SOFR — Annually	(316)
		1,325,000	13,277		(17)	9/29/32	3.67061% — Annually	US SOFR — Annually	(13,564)
		1,560,000	3,931		(21)	9/30/32	US SOFR — Annually	3.5805% — Annually	4,066
		2,140,500	12,501		(17)	9/30/27	US SOFR — Annually	3.6865% — Annually	(12,299)
		2,140,500	12,693		(17)	9/30/27	US SOFR — Annually	3.6845% — Annually	(12,491)
		2,840,000	4,459		(11)	9/30/24	4.1255% — Annually	US SOFR — Annually	4,358
		2,010,000	11,336		(27)	9/30/32	3.4825% — Annually	US SOFR — Annually	11,282
		716,000	3,408		(9)	9/30/32	3.493% — Annually	US SOFR — Annually	3,389
		175,000	172		(1)	10/3/24	US SOFR — Annually	4.16% — Annually	(172)
		1,327,000	5,135		(18)	10/3/32	US SOFR — Annually	3.504% — Annually	(5,153)
		3,484,000	12,473		(28)	10/4/27	3.7375% — Annually	US SOFR — Annually	12,445
		4,062,000	30,465		(54)	10/4/32	US SOFR — Annually	3.4605% — Annually	(30,519)
		513,000	3,314		(7)	10/4/23	US SOFR — Annually	3.473% — Annually	(3,321)
		514,900	2,214	(E)	(7)	10/3/33	3.394% — Annually	US SOFR — Annually	2,207
		5,230,000	15,742		(42)	10/4/27	3.75% — Annually	US SOFR — Annually	15,700

	Total				$19,499				$(1,204,672)
(E)	Extended effective date.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 9/30/22 (Unaudited)
	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments received by fund	Unrealized appreciation/ (depreciation)
	Bank of America N.A.
	CMBX NA BBB-.6 Index	B+/P	$3,281	$34,466	$7,744	5/11/63	300 bp — Monthly	$(4,446)
	CMBX NA BBB-.6 Index	B+/P	6,388	76,112	17,102	5/11/63	300 bp — Monthly	(10,676)
	CMBX NA BBB-.6 Index	B+/P	7,467	94,063	21,136	5/11/63	300 bp — Monthly	(13,621)
	Citigroup Global Markets, Inc.
	CMBX NA BB.11 Index	BB-/P	87,010	154,000	34,250	11/18/54	500 bp — Monthly	52,889
	CMBX NA BB.13 Index	BB-/P	12,097	121,000	32,888	12/16/72	500 bp — Monthly	(20,690)
	CMBX NA BB.14 Index	BB/P	19,626	179,000	43,945	12/16/72	500 bp — Monthly	(24,170)
	CMBX NA BB.6 Index	CCC+/P	20,083	106,369	42,675	5/11/63	500 bp — Monthly	(22,502)
	CMBX NA BB.7 Index	B-/P	35,056	687,000	229,046	1/17/47	500 bp — Monthly	(193,659)
	CMBX NA BB.9 Index	B/P	1,222	6,000	1,958	9/17/58	500 bp — Monthly	(731)
	CMBX NA BB.9 Index	B/P	22,260	109,000	35,567	9/17/58	500 bp — Monthly	(13,216)
	CMBX NA BBB-.10 Index	BB+/P	7,321	59,000	10,974	11/17/59	300 bp — Monthly	(3,624)
	CMBX NA BBB-.10 Index	BB+/P	11,127	102,000	18,972	11/17/59	300 bp — Monthly	(7,794)
	CMBX NA BBB-.11 Index	BBB-/P	8,331	133,000	21,732	11/18/54	300 bp — Monthly	(13,335)
	CMBX NA BBB-.12 Index	BBB-/P	2,044	49,000	8,967	8/17/61	300 bp — Monthly	(6,899)
	CMBX NA BBB-.12 Index	BBB-/P	17,031	289,000	52,887	8/17/61	300 bp — Monthly	(35,711)
	CMBX NA BBB-.15 Index	BBB-/P	7,416	71,000	15,009	11/18/64	300 bp — Monthly	(7,558)
	CMBX NA BBB-.15Index	BBB-/P	4,078	24,000	5,074	11/18/64	300 bp — Monthly	(984)
	Credit Suisse International
	CMBX NA A.6 Index	A-/P	(1,759)	1,001,434	102,146	5/11/63	200 bp — Monthly	(103,571)
	CMBX NA A.7 Index	BBB+/P	275	7,000	388	1/17/47	200 bp — Monthly	(110)
	CMBX NA BB.7 Index	B-/P	16,586	124,000	41,342	1/17/47	500 bp — Monthly	(24,652)
	CMBX NA BBB-.7 Index	BB-/P	4,347	55,000	11,149	1/17/47	300 bp — Monthly	(6,774)
	CMBX NA BBB-.7 Index	BB-/P	18,774	254,000	51,486	1/17/47	300 bp — Monthly	(32,584)
	Goldman Sachs International
	CMBX NA A.6 Index	A-/P	1,175	5,029	513	5/11/63	200 bp — Monthly	664
	CMBX NA A.6 Index	A-/P	1,740	7,544	769	5/11/63	200 bp — Monthly	973
	CMBX NA A.6 Index	A-/P	2,473	30,175	3,078	5/11/63	200 bp — Monthly	(595)
	CMBX NA A.6 Index	A-/P	5,764	33,318	3,398	5/11/63	200 bp — Monthly	2,376
	CMBX NA A.6 Index	A-/P	1,950	40,233	4,104	5/11/63	200 bp — Monthly	(2,140)
	CMBX NA BBB-.11 Index	BBB-/P	64	1,000	163	11/18/54	300 bp — Monthly	(99)
	CMBX NA BBB-.14 Index	BBB-/P	919	20,000	4,084	12/16/72	300 bp — Monthly	(3,155)
	CMBX NA BBB-.14 Index	BBB-/P	1,889	42,500	8,679	12/16/72	300 bp — Monthly	(6,769)
	CMBX NA BBB-.15 Index	BBB-/P	7,302	79,000	16,701	11/18/64	300 bp — Monthly	(9,359)
	CMBX NA BBB-.6 Index	B+/P	105	718	161	5/11/63	300 bp — Monthly	(56)
	CMBX NA BBB-.6 Index	B+/P	5,063	43,082	9,681	5/11/63	300 bp — Monthly	(4,595)
	CMBX NA BBB-.6 Index	B+/P	5,381	48,826	10,971	5/11/63	300 bp — Monthly	(5,566)
	CMBX NA BBB-.6 Index	B+/P	7,595	64,623	14,521	5/11/63	300 bp — Monthly	(6,893)
	CMBX NA BBB-.6 Index	B+/P	5,119	75,394	16,941	5/11/63	300 bp — Monthly	(11,784)
	CMBX NA BBB-.6 Index	B+/P	18,393	152,942	34,366	5/11/63	300 bp — Monthly	(15,895)
	CMBX NA BBB-.6 Index	B+/P	33,182	171,611	38,561	5/11/63	300 bp — Monthly	(5,292)
	CMBX NA BBB-.6 Index	B+/P	23,561	349,684	78,574	5/11/63	300 bp — Monthly	(54,834)
	CMBX NA BBB-.7 Index	BB-/P	418	6,000	1,216	1/17/47	300 bp — Monthly	(795)
	CMBX NA BBB-.7 Index	BB-/P	7,955	101,000	20,473	1/17/47	300 bp — Monthly	(12,467)
	CMBX NA BBB-.7 Index	BB-/P	11,309	153,000	31,013	1/17/47	300 bp — Monthly	(19,628)
	CMBX NA BBB-.7 Index	BB-/P	13,902	171,000	34,662	1/17/47	300 bp — Monthly	(20,674)
	JPMorgan Securities LLC
	CMBX NA A.13 Index	A-/P	2,257	28,000	2,433	12/16/72	200 bp — Monthly	(167)
	CMBX NA A.14 Index	A-/P	(602)	91,000	8,317	12/16/72	200 bp — Monthly	(8,889)
	CMBX NA A.6 Index	A-/P	207,483	1,669,057	170,244	5/11/63	200 bp — Monthly	37,796
	CMBX NA BB.10 Index	B+/P	5,777	72,000	23,962	5/11/63	500 bp — Monthly	(18,124)
	CMBX NA BB.7 Index	B-/P	120,945	247,000	82,350	1/17/47	500 bp — Monthly	38,801
	CMBX NA BBB-.8 Index	BB/P	9,044	58,000	10,034	10/17/57	300 bp — Monthly	(961)
	Merrill Lynch International
	CMBX NA BB.6 Index	CCC+/P	5,518	20,514	8,230	5/11/63	500 bp — Monthly	(2,695)
	Morgan Stanley & Co. International PLC
	CMBX NA A.13 Index	A-/P	(1,011)	121,000	10,515	12/16/72	200 bp — Monthly	(11,486)
	CMBX NA A.14 Index	A-/P	(27)	2,000	183	12/16/72	200 bp — Monthly	(209)
	CMBX NA A.14 Index	A-/P	(460)	31,000	2,833	12/16/72	200 bp — Monthly	(3,283)
	CMBX NA A.14 Index	A-/P	(1,247)	80,000	7,312	12/16/72	200 bp — Monthly	(8,532)
	CMBX NA A.14 Index	A-/P	1,074	84,000	7,678	12/16/72	200 bp — Monthly	(6,576)
	CMBX NA A.14 Index	A-/P	(2,540)	163,000	14,898	12/16/72	200 bp — Monthly	(17,384)
	CMBX NA A.14 Index	A-/P	6,265	223,000	20,382	12/16/72	200 bp — Monthly	(14,043)
	CMBX NA A.7 Index	BBB+/P	(13)	13,000	720	1/17/47	200 bp — Monthly	(728)
	CMBX NA BB.13 Index	BB-/P	2,301	24,000	6,523	12/16/72	500 bp — Monthly	(4,203)
	CMBX NA BB.13 Index	BB-/P	8,852	92,000	25,006	12/16/72	500 bp — Monthly	(16,077)
	CMBX NA BB.13 Index	BB-/P	10,438	113,000	30,713	12/16/72	500 bp — Monthly	(20,182)
	CMBX NA BBB-.12 Index	BBB-/P	7,013	119,000	21,777	8/17/61	300 bp — Monthly	(14,705)
	CMBX NA BBB-.12 Index	BBB-/P	8,329	194,000	35,502	8/17/61	300 bp — Monthly	(27,076)
	CMBX NA BBB-.13 Index	BBB-/P	90	2,000	397	12/16/72	300 bp — Monthly	(306)
	CMBX NA BBB-.13 Index	BBB-/P	1,422	7,000	1,391	12/16/72	300 bp — Monthly	34
	CMBX NA BBB-.13 Index	BBB-/P	1,562	17,000	3,378	12/16/72	300 bp — Monthly	(1,808)
	CMBX NA BBB-.13 Index	BBB-/P	11,844	63,000	12,518	12/16/72	300 bp — Monthly	(642)
	CMBX NA BBB-.14 Index	BBB-/P	669	11,000	2,246	12/16/72	300 bp — Monthly	(1,572)
	CMBX NA BBB-.14 Index	BBB-/P	617	11,000	2,246	12/16/72	300 bp — Monthly	(1,624)

Upfront premium received			878,579		Unrealized appreciation			133,533

Upfront premium (paid)			(7,659)		Unrealized (depreciation)			(909,175)

	Total		$870,920				Total	$(775,642)
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.
***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at September 30, 2022. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 9/30/22 (Unaudited)
	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termi- nation date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)
	Citigroup Global Markets, Inc.
	CMBX NA A.6 Index	$(47,452)	$363,358	$37,063	5/11/63	(200 bp) — Monthly	$(10,511)
	CMBX NA A.6 Index	(45,648)	356,443	36,357	5/11/63	(200 bp) — Monthly	(9,410)
	CMBX NA A.7 Index	(148)	20,000	1,108	1/17/47	(200 bp) — Monthly	953
	CMBX NA BB.10 Index	(45,086)	187,000	62,234	11/17/59	(500 bp) — Monthly	16,992
	CMBX NA BB.10 Index	(35,955)	141,000	46,925	11/17/59	(500 bp) — Monthly	10,852
	CMBX NA BB.10 Index	(7,932)	76,000	25,293	11/17/59	(500 bp) — Monthly	17,298
	CMBX NA BB.10 Index	(6,798)	62,000	20,634	11/17/59	(500 bp) — Monthly	13,784
	CMBX NA BB.11 Index	(9,170)	127,000	28,245	11/18/54	(500 bp) — Monthly	18,969
	CMBX NA BB.11 Index	(934)	18,000	4,003	11/18/54	(500 bp) — Monthly	3,054
	CMBX NA BB.11 Index	(619)	9,000	2,002	11/18/54	(500 bp) — Monthly	1,375
	CMBX NA BB.8 Index	(22,740)	63,777	23,929	10/17/57	(500 bp) — Monthly	1,135
	CMBX NA BB.8 Index	(4,718)	36,720	13,777	10/17/57	(500 bp) — Monthly	9,028
	CMBX NA BB.9 Index	(564)	14,000	4,568	9/17/58	(500 bp) — Monthly	3,992
	CMBX NA BB.9 Index	(581)	9,000	2,937	9/17/58	(500 bp) — Monthly	2,349
	CMBX NA BBB-.10 Index	(33,665)	113,000	21,018	11/17/59	(300 bp) — Monthly	(12,704)
	CMBX NA BBB-.10 Index	(10,708)	84,000	15,624	11/17/59	(300 bp) — Monthly	4,874
	CMBX NA BBB-.10 Index	(11,987)	76,000	14,136	11/17/59	(300 bp) — Monthly	2,111
	CMBX NA BBB-.10 Index	(16,945)	73,000	13,578	11/17/59	(300 bp) — Monthly	(3,404)
	CMBX NA BBB-.10 Index	(12,303)	50,000	9,300	11/17/59	(300 bp) — Monthly	(3,028)
	CMBX NA BBB-.10 Index	(9,605)	44,000	8,184	11/17/59	(300 bp) — Monthly	(1,443)
	CMBX NA BBB-.10 Index	(8,589)	36,000	6,696	11/17/59	(300 bp) — Monthly	(1,911)
	CMBX NA BBB-.10 Index	(6,311)	29,000	5,394	11/17/59	(300 bp) — Monthly	(932)
	CMBX NA BBB-.11 Index	(6,752)	47,000	7,680	11/18/54	(300 bp) — Monthly	904
	CMBX NA BBB-.11 Index	(2,564)	8,000	1,307	11/18/54	(300 bp) — Monthly	(1,261)
	CMBX NA BBB-.12 Index	(13,700)	199,000	36,417	8/17/61	(300 bp) — Monthly	22,618
	CMBX NA BBB-.12 Index	(50,749)	146,000	26,718	8/17/61	(300 bp) — Monthly	(24,104)
	CMBX NA BBB-.12 Index	(29,727)	89,000	16,287	8/17/61	(300 bp) — Monthly	(13,485)
	CMBX NA BBB-.12 Index	(13,698)	72,000	13,176	8/17/61	(300 bp) — Monthly	(558)
	CMBX NA BBB-.12 Index	(23,551)	67,000	12,261	8/17/61	(300 bp) — Monthly	(11,324)
	CMBX NA BBB-.12 Index	(11,056)	49,000	8,967	8/17/61	(300 bp) — Monthly	(2,114)
	CMBX NA BBB-.12 Index	(5,251)	31,000	5,673	8/17/61	(300 bp) — Monthly	407
	CMBX NA BBB-.12 Index	(3,466)	17,000	3,111	8/17/61	(300 bp) — Monthly	(364)
	CMBX NA BBB-.12 Index	(1,092)	16,000	2,928	8/17/61	(300 bp) — Monthly	1,828
	CMBX NA BBB-.13 Index	(1,782)	35,000	6,955	12/16/72	(300 bp) — Monthly	5,155
	CMBX NA BBB-.13 Index	(1,765)	35,000	6,955	12/16/72	(300 bp) — Monthly	5,172
	CMBX NA BBB-.13 Index	(1,040)	19,000	3,775	12/16/72	(300 bp) — Monthly	2,726
	CMBX NA BBB-.14 Index	(12,332)	62,000	12,660	12/16/72	(300 bp) — Monthly	298
	CMBX NA BBB-.14 Index	(2,280)	14,000	2,859	12/16/72	(300 bp) — Monthly	572
	CMBX NA BBB-.14 Index	(1,634)	8,500	1,736	12/16/72	(300 bp) — Monthly	97
	CMBX NA BBB-.6 Index	(236,585)	906,880	203,776	5/11/63	300 bp — Monthly	(33,272)
	CMBX NA BBB-.8 Index	(45,156)	289,000	49,997	10/17/57	(300 bp) — Monthly	4,696
	CMBX NA BBB-.8 Index	(22,800)	152,000	26,296	10/17/57	(300 bp) — Monthly	3,420
	CMBX NA BBB-.8 Index	(20,815)	133,000	23,009	10/17/57	(300 bp) — Monthly	2,128
	CMBX NA BBB-.8 Index	(16,373)	118,000	20,414	10/17/57	(300 bp) — Monthly	3,983
	CMBX NA BBB-.8 Index	(15,807)	100,000	17,300	10/17/57	(300 bp) — Monthly	1,443
	CMBX NA BBB-.8 Index	(15,869)	100,000	17,300	10/17/57	(300 bp) — Monthly	1,381
	CMBX NA BBB-.8 Index	(9,017)	63,000	10,899	10/17/57	(300 bp) — Monthly	1,851
	CMBX NA BBB-.8 Index	(8,186)	59,000	10,207	10/17/57	(300 bp) — Monthly	1,991
	CMBX NA BBB-.8 Index	(5,591)	42,000	7,266	10/17/57	(300 bp) — Monthly	1,654
	Credit Suisse International
	CMBX NA BB.10 Index	(18,670)	157,000	52,250	11/17/59	(500 bp) — Monthly	33,449
	CMBX NA BB.10 Index	(20,948)	157,000	52,250	11/17/59	(500 bp) — Monthly	31,171
	CMBX NA BB.10 Index	(10,317)	83,000	27,622	11/17/59	(500 bp) — Monthly	17,236
	CMBX NA BB.7 Index	(76,651)	466,000	155,364	1/17/47	(500 bp) — Monthly	78,325
	CMBX NA BB.7 Index	(54,971)	298,000	99,353	1/17/47	(500 bp) — Monthly	44,134
	Goldman Sachs International
	CMBX NA BB.10 Index	(23,983)	106,000	35,277	11/17/59	(500 bp) — Monthly	11,206
	CMBX NA BB.7 Index	(25,990)	128,000	42,675	1/17/47	(500 bp) — Monthly	16,578
	CMBX NA BB.7 Index	(16,712)	102,000	34,007	1/17/47	(500 bp) — Monthly	17,210
	CMBX NA BB.7 Index	(6,810)	45,000	15,003	1/17/47	(500 bp) — Monthly	8,156
	CMBX NA BB.8 Index	(4,206)	11,596	4,351	10/17/57	(500 bp) — Monthly	135
	CMBX NA BB.9 Index	(2,296)	22,000	7,179	9/17/58	(500 bp) — Monthly	4,864
	CMBX NA BB.9 Index	(319)	2,000	653	9/17/58	(500 bp) — Monthly	331
	CMBX NA BBB-.10 Index	(4,522)	29,000	5,394	11/17/59	(300 bp) — Monthly	857
	CMBX NA BBB-.10 Index	(5,468)	25,000	4,650	11/17/59	(300 bp) — Monthly	(831)
	CMBX NA BBB-.12 Index	(4,289)	22,000	4,026	8/17/61	(300 bp) — Monthly	(274)
	CMBX NA BBB-.6 Index	(65,673)	173,047	38,884	5/11/63	(300 bp) — Monthly	(26,877)
	CMBX NA BBB-.6 Index	(2,201)	31,594	7,099	5/11/63	(300 bp) — Monthly	4,882
	JPMorgan Securities LLC
	CMBX NA BB.11 Index	(85,971)	126,883	50,905	5/11/63	(500 bp) — Monthly	(35,174)
	CMBX NA BBB-.10 Index	(28,875)	229,000	42,594	11/17/59	(300 bp) — Monthly	13,604
	CMBX NA BBB-.11 Index	(4,846)	44,000	7,190	11/18/54	(300 bp) — Monthly	2,321
	CMBX NA BBB-.12 Index	(2,403)	20,000	3,660	8/17/61	(300 bp) — Monthly	1,247
	CMBX NA BBB-.7 Index	(81,697)	348,000	70,540	1/17/47	(300 bp) — Monthly	(11,332)
	Merrill Lynch International
	CMBX NA BB.10 Index	(8,592)	151,000	50,253	11/17/59	(500 bp) — Monthly	41,535
	CMBX NA BB.7 Index	(20,471)	118,000	39,341	1/17/47	(500 bp) — Monthly	18,772
	CMBX NA BBB-.10 Index	(16,900)	78,000	14,508	11/17/59	(300 bp) — Monthly	(2,431)
	CMBX NA BBB-.7 Index	(11,964)	146,000	29,594	1/17/47	(300 bp) — Monthly	17,557
	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	(20,938)	157,162	16,030	5/11/63	(200 bp) — Monthly	(4,959)
	CMBX NA A.6 Index	(15,160)	98,698	10,067	5/11/63	(200 bp) — Monthly	(5,126)
	CMBX NA BB.10 Index	(38,750)	165,000	54,912	11/17/59	(500 bp) — Monthly	16,024
	CMBX NA BB.10 Index	(25,211)	83,000	27,622	11/17/59	(500 bp) — Monthly	2,342
	CMBX NA BB.10 Index	(7,971)	76,000	25,293	11/17/59	(500 bp) — Monthly	17,259
	CMBX NA BB.9 Index	(3,165)	36,000	11,747	9/17/58	(500 bp) — Monthly	8,552
	CMBX NA BB.9 Index	(608)	10,000	3,263	9/17/58	(500 bp) — Monthly	2,647
	CMBX NA BB.9 Index	(615)	10,000	3,263	9/17/58	(500 bp) — Monthly	2,640
	CMBX NA BB.9 Index	(431)	7,000	2,284	9/17/58	(500 bp) — Monthly	1,847
	CMBX NA BB.9 Index	(201)	5,000	1,632	9/17/58	(500 bp) — Monthly	1,426
	CMBX NA BBB-.10 Index	(19,572)	226,000	42,036	11/17/59	(300 bp) — Monthly	22,351
	CMBX NA BBB-.10 Index	(22,448)	177,000	32,922	11/17/59	(300 bp) — Monthly	10,385
	CMBX NA BBB-.10 Index	(41,688)	171,000	31,806	11/17/59	(300 bp) — Monthly	(9,968)
	CMBX NA BBB-.10 Index	(19,912)	157,000	29,202	11/17/59	(300 bp) — Monthly	9,212
	CMBX NA BBB-.10 Index	(8,884)	72,000	13,392	11/17/59	(300 bp) — Monthly	4,472
	CMBX NA BBB-.10 Index	(12,016)	69,000	12,834	11/17/59	(300 bp) — Monthly	783
	CMBX NA BBB-.10 Index	(8,987)	38,000	7,068	11/17/59	(300 bp) — Monthly	(1,938)
	CMBX NA BBB-.10 Index	(4,584)	21,000	3,906	11/17/59	(300 bp) — Monthly	(689)
	CMBX NA BBB-.10 Index	(4,362)	19,000	3,534	11/17/59	(300 bp) — Monthly	(838)
	CMBX NA BBB-.10 Index	(2,602)	12,000	2,232	11/17/59	(300 bp) — Monthly	(376)
	CMBX NA BBB-.10 Index	(2,379)	11,000	2,046	11/17/59	(300 bp) — Monthly	(338)
	CMBX NA BBB-.11 Index	(20,805)	65,000	10,621	11/18/54	(300 bp) — Monthly	(10,216)
	CMBX NA BBB-.11 Index	(18,990)	60,000	9,804	11/18/54	(300 bp) — Monthly	(9,216)
	CMBX NA BBB-.11 Index	(16,964)	53,000	8,660	11/18/54	(300 bp) — Monthly	(8,330)
	CMBX NA BBB-.12 Index	(53,096)	228,000	41,724	8/17/61	(300 bp) — Monthly	(11,486)
	CMBX NA BBB-.12 Index	(2,350)	57,000	10,431	8/17/61	(300 bp) — Monthly	8,053
	CMBX NA BBB-.12 Index	(14,955)	45,000	8,235	8/17/61	(300 bp) — Monthly	(6,743)
	CMBX NA BBB-.12 Index	(2,381)	43,000	7,869	8/17/61	(300 bp) — Monthly	5,466
	CMBX NA BBB-.12 Index	(6,678)	32,000	5,856	8/17/61	(300 bp) — Monthly	(838)
	CMBX NA BBB-.7 Index	(22,314)	219,000	44,391	1/17/47	(300 bp) — Monthly	21,968
	CMBX NA BBB-.8 Index	(21,158)	156,000	26,988	10/17/57	(300 bp) — Monthly	5,753
	CMBX NA BBB-.8 Index	(21,255)	156,000	26,988	10/17/57	(300 bp) — Monthly	5,655
	CMBX NA BBB-.8 Index	(12,973)	102,000	17,646	10/17/57	(300 bp) — Monthly	4,622
	CMBX NA BBB-.8 Index	(10,784)	85,000	14,705	10/17/57	(300 bp) — Monthly	3,878
	CMBX NA BBB-.8 Index	(2,719)	19,000	3,287	10/17/57	(300 bp) — Monthly	558

Upfront premium received		—			Unrealized appreciation		688,553

Upfront premium (paid)		(2,010,747)			Unrealized (depreciation)		(277,805)

	Total	$(2,010,747)				Total	$410,748
*	Payments related to the referenced debt are made upon a credit default event.
**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's abbreviations
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: The rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
LIBOR	London Interbank Offered Rate
MTN	Medium Term Notes
OTC	Over-the-counter
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced Commitments
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2022 through September 30, 2022 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $158,362,210.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 12/31/21	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 9/30/22
Short-term investments
	Putnam Short Term Investment Fund*	$25,982,050	$60,511,080	$64,293,432	$139,135	$22,199,698

	Total Short-term investments	$25,982,050	$60,511,080	$64,293,432	$139,135	$22,199,698
* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $1,095,030.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $9,099,629.
(SEGTBA)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain TBA commitments at the close of the reporting period. Collateral at period end totaled $1,265,437.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $1,124,757.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund’s assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk and to manage downside risks.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to hedge treasury term structure risk and for yield curve positioning.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as “variation margin”.
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge term structure risk and for yield curve positioning.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure and to gain exposure to specific sectors.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to gain liquid exposure to individual names, to hedge market risk and to gain exposure to specific sectors.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund’s books. An upfront payment made by the fund is recorded as an asset on the fund’s books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund’s future derivative activity.
At the close of the reporting period, the fund had a net liability position of $7,318,515 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $9,099,629 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Asset-backed securities	$—	$1,948,808	$—
Collateralized loan obligations	—	7,501,673	—
Corporate bonds and notes	—	49,271,197	—
Mortgage-backed securities	—	61,025,164	—
Purchased swap options outstanding	—	850,258	—
U.S. government and agency mortgage obligations	—	109,547,373	—
U.S. treasury obligations	—	478,310	—
Short-term investments	923,000	35,764,543	—

Totals by level	$923,000	$266,387,326	$—
	Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Futures contracts	$(1,700,021)	$—	$—
Written swap options outstanding	—	(7,143,628)	—
Forward premium swap option contracts	—	(220,324)	—
TBA sale commitments	—	(18,134,593)	—
Interest rate swap contracts	—	(1,224,171)	—
Credit default contracts	—	774,933	—

Totals by level	$(1,700,021)	$(25,947,783)	$—
The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased swap option contracts (contract amount)	$441,200,000
Written swap option contracts (contract amount)	$391,400,000
Futures contracts (number of contracts)	800
Centrally cleared interest rate swap contracts (notional)	$311,100,000
OTC credit default contracts (notional)	$33,100,000
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com